                                          1933 Act File No. 33-20673
                                          1940 Act File No. 811-5514

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
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    Pre-Effective Amendment No.         ....................
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    Post-Effective Amendment No. 52 ........................        X
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                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
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    Amendment No. 53 .......................................        X
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                           VISION GROUP OF FUNDS

            (Exact Name of Registrant as Specified in Charter)

         5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        C. Grant Anderson, Esquire,
                        Federated Investors Tower,
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

__  immediately upon filing pursuant to paragraph (b)
  _ on _______________ pursuant to paragraph (b)(1)(iii)
    60 days after filing pursuant to paragraph (a) (i)
    on _______________ pursuant to paragraph (a) (i)
_X  75 days after filing pursuant to paragraph (a)(ii)
    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

  _ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                 Copy to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

PROSPECTUS

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VISION GROUP OF FUNDS

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for Where you want to be

VISION GROUP OF FUNDS

VISION Large Cap Growth Fund II

VISION Large Cap Value Fund II

VISION Managed Allocation Fund -- Moderate Growth II

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This prospectus of the VISION Group of Funds (the "Trust") offers shares of VISION Large Cap Growth Fund II (Large Cap Growth Fund II), VISION Large Cap Value Fund II (Large Cap Value Fund II) and VISION Managed Allocation Fund -- Moderate Growth II (Moderate Growth II) (Fund, or Funds), each of which is a portfolio of the Trust. Currently, shares of the Funds may be sold only to separate accounts of insurance companies to serve as the investment medium for variable annuity contracts issued by the insurance companies.

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The separate accounts invest in the Funds in accordance with allocation instructions received from owners of annuity contracts. Such allocation rights are described further in the prospectus for the separate account. This prospectus contains the information you should read and know before you invest in the Funds through the variable annuity contracts offered by insurance companies which provide for investment in the Funds. Keep this prospectus for future reference.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable annuity contracts. They are subject to investment limitations that do not apply to other mutual funds available directly to the general public. Therefore, any comparison of these two types of mutual funds may not be appropriate. This prospectus should be accompanied by the prospectus for such a variable annuity contract.

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VISION Funds • Are NOT FDIC-Insured • Have No Bank Guarantee • May Lose Value

May __, 2002

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CONTENTS

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4	Fund Goals, Strategies, Risks and Performance

12	What are the Funds’ Main Investments and Investment Techniques?

19	Specific Risks of Investing in the Funds

22	What do Shares Cost?

23	How are the Funds Sold?

24	How to Purchase and Redeem Shares

25	How to Exchange Shares

26	Account and Share Information

27	Who Manages the Funds?

29	Financial Information

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FUND GOALS, STRATEGIES, RISKS AND PERFORMANCE

VISION LARGE CAP GROWTH FUND II

GOAL

To provide capital appreciation.

STRATEGY

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The Fund invests, under normal market conditions, at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in a diversified portfolio of equity securities of companies similar in size at time of purchase to those within the Standard & Poor’s 500/Barra Growth Index (S&P BG). As of March 25, 2002, the S&P BG’s range was approximately $429 million to $375 billion, but the range frequently changes as the market value of the stocks that comprise the S&P BG changes or as stocks are added or removed from the S&P BG. Equity securities include common and preferred stocks as well as convertible securities. Montag & Caldwell, Inc., the Fund’s sub-adviser, uses a bottom-up approach to selecting growth-oriented stocks. The Fund seeks to invest in high-quality, well established large-cap companies that:

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  have a strong history of earnings growth;
  are attractively priced, relative to the company’s potential for above-average, long-term earnings and revenue growth;
  have strong balance sheets;
  have a sustainable competitive advantage;
  are currently, or have the potential to become industry leaders; and
  have the potential to outperform during market downturns.

PRINCIPAL RISKS OF THE FUND

The Large Cap Growth Fund II Shares offered by this prospectus are not deposits or obligations of M&T Asset Management, a department of M&T Bank (Adviser), are not endorsed or guaranteed by M&T Bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Following are additional risks associated with investment in the Fund:

  Stock Market Risk -- The risk posed by the fact that the value of equity securities rise and fall.
  Risks Related to Investing for Growth -- Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

PERFORMANCE

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

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VISION LARGE CAP VALUE FUND II

GOAL

To provide capital appreciation. Current income is a secondary, non-fundamental consideration.

STRATEGY

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The Fund invests, under normal market conditions, at least 80% of the value of its net assets plus the amount of borrowings for investment purposes in a diversified portfolio of equity securities of U.S. companies similar in size at time of purchase to those within the Standard & Poor’s 500/Barra Value Index (S&P BV). As of March 25, 2002, the S&P BV’s range was approximately $636 million to $295 billion, but the range frequently changes as the market value of the stocks that comprise the S&P BV changes or as stocks are added or removed from the S&P BV. Equity securities include common and preferred stocks, as well as convertible securities. The adviser uses a value-oriented approach to select those companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements.

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PRINCIPAL RISKS OF THE FUND

The Large Cap Value Fund II Shares offered by this prospectus are not deposits or obligations of M&T Asset Management, a department of M&T Bank (Adviser), are not endorsed or guaranteed by M&T Bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Following are additional risks associated with investment in the Fund:

  Stock Market Risk -- The risk posed by the fact that the value of equity securities rise and fall.
  Risks Related to Investing for Value -- Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.

PERFORMANCE

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

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VISION MANAGED ALLOCATION FUND -- MODERATE GROWTH II

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GOAL

To seek capital appreciation and, secondarily, income.

STRATEGY

The Fund seeks to achieve its objective by investing in a combination of underlying Funds (Underlying Funds) managed by the Adviser. The Fund’s assets are allocated among Underlying Funds that invest primarily in the three asset classes shown below so that the Fund normally has exposure to each of these asset classes. The amount allocated among the Underlying Funds will vary from time to time in an attempt to achieve the Fund’s goal based upon the Adviser’s view of economic conditions. The largest allocations normally are to Underlying Funds that invest primarily in equity securities (Underlying Equity Funds), but at times the amount allocated to Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds) and money market funds (Underlying Money Market Funds) can be higher than the amount in equities.

The Fund currently plans to invest in shares of the following Underlying Funds within the percentage ranges indicated:

INVESTMENT RANGE
(Percentage of the Managed Allocation
ASSET CLASS	Fund -- Moderate Growth II Assets)

MONEY MARKET FUNDS	5-45%
Institutional Prime Money Market Fund
Treasury Money Market Fund

FIXED INCOME FUNDS	15-50%
Institutional Limited Duration
U.S. Government Fund
Intermediate Term Bond Fund
U.S. Government Securities Fund

EQUITY FUNDS	40-70%
Large Cap Growth Fund
Small Cap Stock Fund
International Equity Fund
Mid Cap Stock Fund
Large Cap Core Fund
Large Cap Value Fund

SUMMARY OF GOALS, STRATEGIES AND RISKS OF THE UNDERLYING FUNDS

A summary of the goals, strategies and risks of the Underlying Funds is set forth below. Capitalized terms are defined under the captions "What are the Funds’ Main Investments and Investment Techniques?" and "Specific Risks of Investing in the Funds." Additional information on each Underlying Fund can be found in separate VISION Funds prospectuses, which are available by calling (800) 836-2211.

Underlying Money Market Funds

Goals. The goal of each Underlying Money Market Fund is to seek current income with liquidity and stability of principal by investing in high quality money market instruments. Each Fund seeks to maintain a constant net asset value of $1.00 per share for purchases and redemptions.

Strategies. Treasury Money Market Fund invests primarily in Treasury Securities and Repurchase Agreements secured by Treasury Securities. Institutional Prime Money Market Fund may invest primarily in Bank Instruments, Corporate Debt Securities, Municipal Securities, Variable Rate Demand Instruments, Mortgage Backed Securities, Asset Backed Securities, Treasury Securities, Agency Securities and Repurchase Agreements.

Risks. The principal risks applicable to Underlying Money Market Funds are, in the case of Treasury Money Market Fund, Interest Rate Risks and Call Risks; and in the case of Institutional Prime Money Market Fund, Interest Rate Risks, Call Risks, Credit Risks, Prepayment Risks and Risks of Foreign Investing.

Underlying Fixed Income Funds

Goals. The goal of each Underlying Fixed Income Fund is to seek current income. Capital appreciation is a secondary goal of Intermediate Term Bond Fund and U.S. Government Securities Fund, while preservation of capital is a secondary goal of Institutional Limited Duration U.S. Government Fund.

Strategies -- Principal Securities. Intermediate Term Bond Fund may invest primarily in each category of Fixed Income Securities. Institutional Limited Duration U.S. Government Fund and U.S. Government Securities Fund may invest primarily in each category of Fixed Income Securities, with the exception of Corporate Debt Securities and Bank Instruments.

Strategies -- Duration/Maturity. Institutional Limited Duration U.S. Government Fund seeks to maintain an average duration of less than three years. Duration measures the price sensitivity of a fixed income security to changes in interest rates. Intermediate Term Bond Fund seeks to maintain a dollar-weighted average maturity of 3 to 10 years. U.S. Government Securities Fund will invest primarily in fixed income securities having maturities greater than one year.

Risks. The principal risks applicable to Underlying Fixed Income Funds are Interest Rate Risks, Credit Risks, Call Risks and Prepayment Risks.

Underlying Equity Funds

Goals. The goal of each Underlying Equity Fund is to provide capital appreciation, although the primary goal, in the case of Large Cap Value Fund, and the secondary goal, in the case of Mid Cap Stock Fund, is current income.

Strategies -- Principal Securities. Each Underlying Equity Fund invests primarily in Equity Securities and Convertible Securities, which, in the case of International Equity Fund, include primarily Foreign Securities.

Strategies -- Market Capitalization. Large Cap Growth Fund, Large Cap Value Fund and Large Cap Stock Fund each invests primarily in "large cap" securities of companies that, in the case of Large Cap Core Fund, have a market capitalization of at least $10 billion at time of purchase. Mid Cap Stock Fund invests primarily in "mid cap" securities similar in size, at time of purchase, to those within the S&P Mid Cap 400 Index which security size, at March 25, 2002, ranged from approximately $281 million to $10.5 billion. Small Cap Fund invests primarily in "small cap" securities of companies that have a market capitalization under $2 billion at the time of purchase.

Strategies -- Style Orientation. International Equity Fund and Large Cap Value Fund use a "value" oriented approach, seeking companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measures. Vision Large Cap Growth Fund uses a "growth" oriented approach, seeking stocks with high earnings growth which, in the opinion of the Adviser, will lead to appreciation in stock price. Vision Small Cap Stock Fund, Vision Mid Cap Stock Fund and Vision Large Cap Core Fund use a "blended" oriented approach, using a growth-based strategy or value-based strategy (or both), as market conditions dictate.

Risks. The principal risks applicable to Underlying Equity Funds are Stock Market Risks, Risks Related to Investing for Growth, Risks Related to Investing for Value, Risks Related to Company Size, Risks of Foreign Investing and Risks Associated with Non-Investment Grade Securities.

ADVISER’S POTENTIAL CONFLICT

The Adviser has responsibilities both for the Fund and the Underlying Funds. The Adviser has developed a methodology to guide asset allocation decisions for the Fund, which focuses exclusively on the needs of the Fund. There can be no assurance, however, that the Adviser will not be influenced by the interests of the Underlying Funds and their shareholders.

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PRINCIPAL RISKS OF THE FUND

The Moderate Growth II Shares offered by this prospectus are not deposits or obligations of M&T Asset Management, a department of M&T Bank (Adviser), are not endorsed or guaranteed by M&T Bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Following are additional risks associated with investment in the Fund:

  Stock Market Risk -- The risk posed by the fact that the value of equity securities rise and fall.
  Risks Related to Investing for Growth -- Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.
  Risks Related to Investing for Value -- Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.
  Risk Related to Company Size -- The risk posed by mid- and small-market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital. These risks are greater for small-market capitalization stocks.
  Interest Rate Risks -- The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Generally, prices of fixed income securities fall when interest rates rise and vice versa.
  Credit Risks -- The possibility than an issuer will default on a security by failing to pay interest or principal when due.
  Call Risks -- The possibility than an issuer may redeem a fixed income security before maturity at a price below its current market price.
  Prepayment Risks -- The risk posed by the relative volatility of mortgage-backed securities. The likelihood of prepayments increases in a declining interest rate environment and decreases in a rising interest rate environment. This adversely affects the value of these securities.

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  Risks of Foreign Investing -- Foreign economic, political or regulatory conditions may be less favorable than those of the United States.
  Fund Expenses -- Mutual Fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

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PERFORMANCE

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

WHAT ARE THE FUNDS’ MAIN INVESTMENTS AND INVESTMENT TECHNIQUES?

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PRINCIPAL SECURITIES OF THE FUNDS

The principal securities of each Fund are marked with an "x."

	LARGE CAP GROWTH FUND II	LARGE CAP VALUE FUND II	MODERATE GROWTH II*
Equity Securities	X	X	X

Common Stocks	X	X	X

Preferred Stocks	X	X	X

Fixed Income Securities			X

Treasury Securities			X

Agency Securities			X

Corporate Debt Securities			X

Mortgage-Backed Securities			X

Collateralized Mortgage Obligations (CMOs)			X

Asset-Backed Securities			X

Zero Coupon Securities			X

Bank Instruments			X

Credit Enhancement			X

Foreign Securities			X

Depositary Receipts			X

Foreign Exchange Contracts			X

Foreign Government Securities			X

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*Through investment in the Underlying Funds

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EQUITY SECURITIES

Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the principal types of equity securities in which the Funds may invest. See also "Convertible Securities" below.

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Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Funds may also treat such redeemable preferred stock as a fixed income security.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which a Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a GSE) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

A Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

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Mortgage Backed Securities

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Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

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Convertible Securities

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Funds may invest in convertible securities rated below investment grade. See "Risks Associated with Non-investment Grade Securities" herein.

The Funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Municipal Securities

Municipal securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

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FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. An issuer is considered to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Exchange Contracts

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In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the International Equity Fund (an Underlying Fund) may enter into spot currency trades. In a spot trade, the fund agrees to exchange one currency for another at the current exchange rate. The fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the fund’s exposure to currency risks.

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Foreign Government Securities

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund’s custodian will take possession of the securities subject to repurchase agreements. The Adviser will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

PORTFOLIO TURNOVER

Large Cap Growth Fund II and Large Cap Value Fund II, and certain Underlying Funds, actively trade their portfolio securities in an attempt to achieve their investment objectives. Actively trading portfolio securities increases a Fund’s trading costs and may have an adverse impact on the Fund’s performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Funds, and each Underlying Fund, may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Funds to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

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The Adviser or Subadviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor’s, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s or Subadviser’s credit assessment that the security is comparable to investment grade.

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INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds, and each Underlying Fund, may invest in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. Moderate Growth II intends to invest substantially all of its assets in Underlying Funds in order to achieve its investment goals.

SPECIFIC RISKS OF INVESTING IN THE FUNDS

STOCK MARKET RISKS

The value of equity securities will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund’s share price may decline.

The Adviser or Sub-Adviser attempts to manage market risk by limiting the amount a Fund invests in each company’s equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

RISKS RELATED TO INVESTING FOR GROWTH

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Furthermore, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Adviser and Sub-adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund’s investments.

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RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

The convertible securities in which the Funds may invest may be rated below investment grade. Convertible securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

FUND EXPENSES

Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Moderate Growth II and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Moderate Growth II may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

SPECIFIC RISKS OF INVESTING IN THE FUNDS

Average Annual Returns for the period ended December 31, 2001

Vision Large Cap Growth Fund

	1 YEAR	START OF PERFORMANCE[1]
Fund	(17.12)%	(12.19)%
S&P BG	%	%

Vision Large Cap Value Fund

	1 YEAR	START OF PERFORMANCE[1]
Fund	(10.72)%	2.90%
S&P BV	(11.68)%	4.92%

(1) Large Cap Growth Fund, Class A start of performance was March 20, 2000; Large Cap Value Fund, Class A start of performance was September 26, 1997.

COMPARATIVE PERFORMANCE--LARGE CAP GROWTH FUND II AND LARGE CAP VALUE FUND II

Large Cap Growth Fund II and Large Cap Value Fund II (together, the "New Funds") each is a new fund that is just commencing operations and, therefore, has no performance history. However, the Adviser and (in the case of Large Cap Growth Fund II) sub-adviser also manage VISION Large Cap Growth Fund (the "Comparable Growth Fund") and VISION Large Cap Value Fund (the "Comparable Value Fund"), comparable funds with substantially similar investment policies, strategies, restrictions and investment goals.

The Comparable Funds' Class A Shares Average Annual Returns, reduced to reflect applicable sales charges, for the periods ended December 31, 2001 are presented elsewhere on this page. The tables also show how the Comparable Growth Fund's average annual returns compare with those of the S&P BG, and how the Comparable Value Fund's average annual returns compare with the S&P BV. The S&P BG and S&P BV are broad-based market indexes constructed by sorting the S&P 500 Index (S&P 500) based on their price/book ratios, with the high price/book companies forming the S&P BG, and the low price/book companies forming the S&P BV. The S&P 500 is an index of large cap common stocks. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Comparable Funds' performance. Indexes are unmanaged, and it is not possible to invest in an index.

The results presented are not intended to suggest the future performance of the New Funds, or the returns that an investor may achieve by investing in the New Funds. The New Funds' investment returns may differ from those of the Comparable Funds because, among other factors, the New Funds' fees and expenses will differ to some extent from those of the Comparable Funds. For example, the performance presented herein does not reflect any expenses of a variable annuity contract. Had the effect of the expenses of a variable annuity contract been included, the performance numbers for the Comparable Funds would have been lower.

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WHAT DO SHARES COST?

Shares may be purchased, redeemed, or exchanged by participating insurance companies any day the New York Stock Exchange (NYSE) is open. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. When a Fund receives the insurance company’s transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV).

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The value of Shares of Large Cap Growth Fund II and Large Cap Value Fund II is generally determined based upon the market value of portfolio securities. The value of Shares of Moderate Growth II is based upon the share prices of the Underlying Funds in which it invests; and the prices of those shares are determined by the market value of the portfolio securities held by the Underlying Funds. In all cases, the Funds’ Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. From time to time a Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. If a Fund directly or indirectly owns foreign securities that trade in foreign markets on the days the NYSE is closed, the value of a Fund’s assets may change on days you cannot purchase or redeem Shares.

NAV for the Funds is determined at the end of regular trading (normally 4:00 p.m. Eastern Time) each day the NYSE is open. The Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Funds generally value fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

Trading in foreign securities may be completed at times which vary from the closing of the NYSE. In computing their NAV, the Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund’s Board, although the actual calculation may be done by others.

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Shares are sold at their NAV next determined after an order is received. Shares are not subject to any sales charges.

HOW ARE THE FUNDS SOLD?

The Funds’ distributor, Federated Securities Corp. (Distributor), markets the Shares described in this prospectus to your insurance company as a funding vehicle for variable annuity contracts issued by your insurance company. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLANS

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Large Cap Growth Fund II, Large Cap Value Fund II and Moderate Growth II each has adopted a Rule 12b-1 Plan, which allows each of them each to pay marketing fees to the Distributor for the sale, distribution and customer servicing of such Funds’ Shares at an annual rate of up to 0.25% of the average daily NAV of such Funds’ Shares. Because Shares subject to a Rule 12b-1 Plan pay fees on an ongoing basis, over time these fees would increase the cost of an investment and may cost investors more than paying other types of sales charges. The Funds have no present intention of accruing or paying marketing fees.

SHAREHOLDER SERVICES PLAN

Large Cap Growth Fund II, Large Cap Value Fund II and Moderate Growth II each has adopted a Shareholder Services Plan which allows each of them to pay financial institutions fees for providing shareholder services and maintaining shareholder accounts, at an annual rate of up to 0.25% of the daily NAV of such Funds’ Shares.

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HOW TO PURCHASE AND REDEEM SHARES

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Currently shares are used solely as the investment vehicle for separate accounts of your insurance company offering variable annuity contracts. Thus the general public has access to the Funds only by purchasing a variable annuity contract (thus becoming a contract owner). Shares are not sold directly to the general public.

Purchase and redemption orders are placed by your insurance company when your funds are credited to that insurance company’s accounts. Purchase or redemption orders received from your insurance company by 4:00 p.m. (Eastern Time) will be processed at the NAV calculated on that day. If the Funds receive a purchase or redemption order from your insurance company after 4:00 p.m. (Eastern Time), that transaction will receive the NAV computed on the next business day.

Your insurance company is responsible for properly transmitting purchase and redemption orders and federal funds to the Funds.

Currently the Funds are only available as an investment option in variable annuity contracts. Please consult the accompanying separate account prospectus for information about the terms of an investment in a contract.

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Limitations on Redemption Proceeds

Redemption proceeds for Shares redeemed by an insurance company are normally paid within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow a purchase payment to clear;
  during periods of market volatility; or
  when a redemption adversely impacts a Fund’s ability to manage its assets.

REDEMPTION IN KIND

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Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities to the redeeming shareholder.

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HOW TO EXCHANGE SHARES

EXCHANGE PRIVILEGE

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You may instruct your insurance company to exchange Shares of a Fund into shares of the same class of another portfolio of the Trust described in this prospectus and offered by your insurance company at NAV. To exchange shares, you must receive a prospectus for the Trust portfolio into which you wish to exchange.


The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination. The Funds’ management or adviser may determine from the amount, frequency, and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder, limit the number of exchanges allowed, and may bar that shareholder from purchasing other VISION Funds.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS

The Funds declare and pay any dividends quarterly. Shares of the Fund will begin earning dividends if owned on the record date. Dividends are automatically invested in additional shares.

TAX INFORMATION

The Funds will seek to comply with asset diversification regulations applicable to registered investment companies under the Investment Company Act of 1940 and the Internal Revenue Code. The variable insurance accounts that invest in the Fund will be affected by the Fund’s compliance with applicable diversification tests. If the Fund fails to comply with these regulations, separate accounts owning shares of the Fund may not be treated as annuity contracts under the Internal Revenue Code. For more information concerning the consequences of the Fund failing to meet the asset diversification regulations, consult your separate account prospectus.

Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.

Contract owners are urged to consult their own tax advisers regarding the status of their contracts under state and local tax laws.

WHO MANAGES THE FUNDS?

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The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, M&T Asset Management, a department of M&T Bank. The Adviser manages the Funds’ assets, including buying and selling portfolio securities. The Adviser’s address is One M&T Plaza, Buffalo, New York 14203-2399.

The Adviser is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State and Pennsylvania. As of December 31, 2001, M&T Bank had over $8 billion in assets under management. M&T Bank has served as investment adviser to the Funds since 1988. As of December 31, 2001, M&T Bank managed $3 billion in net assets of money market funds and $1 billion in net assets of fluctuating mutual funds. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

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For its services under an Advisory Contract, the Adviser is entitled to receive an annual Advisory Fee from each Fund, equal to a percentage of each Fund’s average daily net assets as follows:

FUND NAME	ADVISORY FEE
Large Cap Growth Fund II	0.85%
Large Cap Value Fund II	0.70%
Moderate Growth II	0.25%

The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.

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SUBADVISER

The Adviser has delegated daily management of Large Cap Growth Fund II to a subadviser, Montag & Caldwell, Inc. (Montag & Caldwell). Montag & Caldwell has complete discretion to manage portfolio securities of the Fund, subject to the Fund’s investment objective, policies and limitations and subject to supervision of and oversight by the Adviser and the Fund’s Board. Montag & Caldwell and its predecessors have been engaged in the business of providing investment counseling to individuals and institutions since 1945. Total assets under management for all clients (including two other mutual funds) were approximately $24 billion as of December 31, 2001. For its services, Montag & Caldwell receives a fee based upon a percentage of the Fund’s average daily net assets which is paid by the Adviser and not by the Fund. The subadviser’s address is 3455 Peachtree Road, N.E., Suite 1200, Atlanta, Georgia 30326-3248.

Subject to the receipt of an exemptive order from the Securities and Exchange Commission, the Adviser (subject to the approval of the Board of Trustees) may select and replace subadvisers and amend subadvisory agreements between the Adviser and the subadvisers without obtaining shareholder approval. Accordingly, the Adviser may (subject to the receipt of the order and Board approval) appoint and replace subadvisers and amend subadvisory agreements without obtaining shareholder approval. The foregoing applies to Large Cap Growth Fund II and Large Cap Value Fund II.

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WHO MANAGES THE FUNDS?

PORTFOLIO MANAGERS

The Large Cap Value Fund II and Moderate Growth II are managed by Thomas R. Pierce. Mr. Pierce joined M&T Bank in January 1995 as Vice President from Merit Investment Advisors where he acted as Director of Fixed Income Product and Trading since 1993. For the period from 1987 to 1993, Mr. Pierce served as Fixed Income Manager at ANB Investment Management Company, where he directed the management of $3.5 billion of active and passive fixed income portfolios. Mr. Pierce is a Chartered Financial Analyst and has a B.A. in Economics from Washington University, and an MBA from the University of Chicago.

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The Large Cap Growth Fund II is managed by David L. Watson. Since 1998, Mr. Watson has been a Vice President and Senior Portfolio Manager of Montag & Caldwell, Inc. Mr. Watson has over 18 years of equity and fixed income investment management experience. He established an office for Merrill Lynch Asset Management in Atlanta in 1997 and was employed there through 1998. Prior to 1997 Mr. Watson was employed as a senior portfolio manager with Trusco Capital Management in Atlanta. Mr. Watson received his Bachelor’s degree in Finance from Mississippi State University and his M.B.A. from the Goizueta Business School of Emory University. He is a Chartered Financial Analyst and member of the Atlanta Society of Financial Analysts.

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FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS


The Funds’ fiscal year end is December 31. As this is the Funds’ first fiscal year, financial information is not yet available.

VISION LARGE CAP GROWTH FUND II

VISION LARGE CAP VALUE FUND II

VISION MANAGED ALLOCATION FUND -- MODERATE GROWTH II

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MAY __, 2002

A Statement of Additional Information (SAI) dated May __, 2002 includes additional information about the Funds and is incorporated by reference into this prospectus. To obtain the SAI and other information without charge, and to make inquiries, call your investment professional or the Funds at 1-800-836-2211.

You can obtain information about the Funds (including the SAIs) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by e-mail at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington D.C. 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.


DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER


M&T Asset Management Department
Manufacturers and Traders Trust Company
One M&T Plaza
Buffalo, NY 14203-2399


CO-ADMINISTRATOR

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

SUB-ADVISER TO VISION LARGE CAP GROWTH FUND II


Montag & Caldwell, Inc.
3455 Peachtree Road, N.E.
Suite 1200
Atlanta, GA 30326-3248


CO-ADMINISTRATOR

Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN AND FUND ACCOUNTANT

State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609

INDEPENDENT AUDITORS

Ernst & Young, LLP
200 Clarendon Street
Boston, MA 02116-5072

SEC File No. 811-5514

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Cusip 92830F596
Cusip 92830F588
Cusip 92830F570
27273 (3/02)

WWW.VISIONFUNDS.NET


                           VISION GROUP OF FUNDS

                                    alt;R>

                    Statement of Additional Information

                               May __, 2002
===========================================================================

                      VISION Large Cap Value Fund II
                        ("Large Cap Value Fund II")

                      VISION Large Cap Growth Fund II

                       ("Large Cap Growth Fund II")

            VISION Managed Allocation Fund - Moderate Growth II

                          ("Moderate Growth II")

===========================================================================

This Statement of Additional  Information  (SAI) is not a prospectus.  Read this SAI in  conjunction  with the  prospectus  for the Funds dated May __,
2002.

Obtain the  prospectus  without  charge by calling  (800)  836-2211 (in the
Buffalo area call (716) 635-9368).

===========================================================================
CONTENTS
How Are the Funds Organized?
Securities In Which the Funds Invest
Investment Risks
Fundamental Investment Objectives
Investment Limitations
Determining Market Value of Securities
What Do Shares Cost?
How Are the Funds Sold?
Subaccounting Services
Redemption in Kind
Account and Share Information
Tax Information
Who Manages and Provides Services to the Funds?
How Do the Funds Measure Performance?
Investment Ratings
Addresses                                                   Back Cover Page

Cusip 92830F596
Cusip 92830F588
Cusip 92830F570
            27285 (03/02)

alt;R>

HOW ARE THE FUNDS ORGANIZED?
===========================================================================
alt;R>

Each Fund  covered by this SAI is a  diversified  portfolio of VISION Group of Funds (the "Trust"),  a Delaware business trust. On August 11, 2000, the
Trust was  organized  to acquire all of the assets and  liabilities  of the
VISION Group of Funds,  Inc., a Maryland  corporation  (the  "Corporation")
that was  originally  incorporated  under the laws of the State of Maryland on February 23, 1988, and registered as an open-end  management  investment company.  The  Trust  may offer  separate  series  of  shares  representing interests in separate portfolios of securities.

The Funds'  investment  adviser is M&T Asset  Management,  a department  of
Manufacturers  and  Traders  Trust  Company  (M&T  Bank  or  Adviser).  The
sub-adviser for the Large Cap Growth Fund II is Montag & Caldwell, Inc.

SECURITIES IN WHICH THE FUNDS INVEST
===========================================================================
In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or
N = Not an acceptable investment of a Fund.

As described in the prospectus, Moderate Growth II seeks to achieve its investment objective by investing in a combination of underlying funds
(the "Underlying Funds") managed by the Adviser. The types of securities shown for Moderate Growth II in the table represent the investments held by the Underlying Funds.

-------------------------------------------------------------------------
                                 Large Cap     Large Cap     Moderate
                               Value Fund II -------------   Growth II
                                              Growth Fund
                                                  II
                                             ----------------------------
-------------------------------------------------------------------------
Equity Securities                    P             P             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Common Stocks                      P             P             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Preferred Stocks                   P             P             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Real Estate Investment             A             A             A
Trusts
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Warrants4                          A             A             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Fixed Income Securities              A             A             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Treasury Securities                A             A             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Agency Securities                  A             A             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Corporate Debt Securities1         A             A             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Commercial Paper                   A             A             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Demand Instruments                 A             A             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Mortgage Backed Securities         A             A             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Asset Backed Securities2           A             A             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Zero Coupon Securities             A             A             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Bank Instruments                   A             A             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
   Credit Enhancement                A             A             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Convertible Securities5              A             A             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Tax Exempt Securities3               A             A             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Variable Rate Demand               A             A             A
  Instruments
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Municipal Securities               A             A             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Municipal Notes                    A             A             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Foreign Securities                   A             A             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Depository Receipts                A             A             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Foreign Exchange Contracts         A             A             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Foreign Government                 A             A             P
Securities
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Derivative Contracts                 A             A             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Futures Contracts                  A             A             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Options                            A             A             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Special Transactions                 A             A             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Repurchase Agreements              A             A             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Reverse Repurchase                 A             A             A
Agreements
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Delayed Delivery                   A             A             A
Transactions
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Securities Lending                 A             A             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Asset Coverage                     A             A             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Investing in Securities of           A             A             A
Other Investment Companies
-------------------------------------------------------------------------
1.    Rated in the top four rating  categories  of a nationally  recognized statistical rating organization  (NRSRO),  or, if unrated, of comparable quality as  determined  by the Adviser or  sub-adviser.  If a security's rating  is  lowered,  the  Adviser  will  assess  whether  to  sell  the security, but is not required to do so.
2.    Large Cap Value Fund II may invest in asset backed  securities which, at the time of purchase,  are rated in the top three  rating  categories by an  NRSRO,  and the  Large  Cap  Growth  Fund II may  invest  in such securities,  which,  at the time of purchase,  are rated in the top four rating categories by an NRSRO, or if unrated,  are of comparable quality as determined by the Adviser or  subadviser.  If a security's  rating is lowered,  the Adviser will assess  whether to sell the security,  but is not required to do so.
3.    Which are in one of the top four rating categories of an NRSRO.
4.    The  Funds do not have a present  intent  to  invest  more than 5% of their respective net assets in warrants.
5.    The  Funds  may  invest  in   convertible   securities   rated  below
   investment  grade.  See  "Risks  Associated  with  Non-investment  Grade
   Securities" herein.

SECURITIES DESCRIPTIONS AND TECHNIQUES
Following are  descriptions of securities and techniques that each Fund may or may not pursue, as noted in the preceding table.

Equity Securities
Equity  securities  represent a share of an issuer's  earnings  and assets, after the issuer pays its  liabilities.  A Fund  cannot  predict the income it will receive  from equity  securities  because  issuers  generally  have discretion  as to the payment of any dividends or  distributions.  However, equity  securities offer greater potential for appreciation than many other types of securities,  because their value increases directly with the value of the  issuer's  business.  The  following  describes  the types of equity securities  in  which a Fund  invests.  See also  "Convertible  Securities"
below.

alt;R>

   Common Stocks
   Common stocks are the most  prevalent  type of equity  security.  Common
   stocks  receive  the  issuer's   earnings  after  the  issuer  pays  its
   creditors and any  preferred  stockholders.  As a result,  changes in an issuer's earnings directly influence the value of its common stock.

   Preferred Stocks
   Preferred  stocks  have the  right to  receive  specified  dividends  or distributions  before the issuer  makes  payments  on its common  stock.
   Some preferred  stocks also  participate in dividends and  distributions paid on common  stock.  Preferred  stocks may also  permit the issuer to redeem  the  stock.  A Fund may also  treat  such  redeemable  preferred stock as a fixed income security.

   Real Estate Investment Trusts (REITs)
   REITs are real estate investment trusts that lease,  operate and finance commercial real estate.  REITs are exempt from federal  corporate income tax if  they  limit  their  operations  and  distribute  most  of  their income.  Such tax  requirements  limit a REIT's  ability  to  respond to changes in the commercial real estate market.

   Warrants
   Warrants  give a Fund the option to buy the issuer's  equity  securities at a specified  price (the  exercise  price) at a specified  future date
   (the  expiration  date).  The Fund may buy the designated  securities by paying the  exercise  price  before the  expiration  date.  Warrants may become  worthless  if the  price of the  stock  does not rise  above the exercise price by the expiration  date.  This increases the market risks of  warrants  as compared  to the  underlying  security.  Rights are the same as warrants,  except  companies  typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income  securities  pay  interest,  dividends or  distributions  at a specified  rate.  The rate may be a fixed  percentage  of the  principal or adjusted  periodically.  In addition, the issuer of a fixed income security must  repay  the  principal  amount  of the  security,  normally  within  a specified time.  Fixed income  securities  provide more regular income than equity  securities.  However,  the returns on fixed income  securities  are limited and  normally do not  increase  with the  issuer's  earnings.  This limits the potential  appreciation  of fixed income  securities as compared to equity securities.

A security's  yield  measures the annual  income  earned on a security as a percentage  of its price.  A  security's  yield will  increase  or decrease depending  upon whether it costs less (a discount) or more (a premium) than the  principal  amount.  If the issuer may redeem the  security  before its scheduled  maturity,  the price and yield on a discount or premium security may change based upon the  probability of an early  redemption.  Securities with higher risks generally have higher yields.

The  following  describes  the types of fixed income  securities in which a
Fund may invest.

   Treasury Securities
   Treasury  securities are direct obligations of the federal government of the United States.  Treasury securities are generally regarded as having the lowest credit risks.

   Agency Securities
   Agency  securities are issued or guaranteed by a federal agency or other government  sponsored  entity  acting under  federal  authority (a GSE).
   The United  States  supports  some GSEs with its full faith and  credit.
   Other GSEs receive  support through  federal  subsidies,  loans or other benefits.  A few  GSEs  have  no  explicit  financial  support,  but are regarded  as having  implied  support  because  the  federal  government sponsors their activities.  Agency securities are generally  regarded as having low credit risks, but not as low as treasury securities.

   The Fund treats mortgage backed securities  guaranteed by GSEs as agency securities.  Although a GSE guarantee  protects against credit risks, it does not  reduce  the  market  and  prepayment  risks of these  mortgage backed securities.

   Corporate Debt Securities
   Corporate  debt  securities  are  fixed  income   securities  issued  by
   businesses.  Notes, bonds,  debentures and commercial paper are the most prevalent  types  of  corporate  debt  securities.  The  Fund  may  also purchase  interests  in bank loans to  companies.  The  credit  risks of corporate debt securities vary widely among issuers.

   In  addition,  the credit risk of an  issuer's  debt  security  may vary based  on its  priority  for  repayment.  For  example,  higher  ranking
   (senior)  debt  securities  have a higher  priority  than lower  ranking
   (subordinated)  securities.  This means  that the issuer  might not make payments on subordinated  securities  while  continuing to make payments on senior securities.  In addition, in the event of bankruptcy,  holders of senior  securities  may  receive  amounts  otherwise  payable  to the holders of subordinated securities.  Some subordinated securities,  such as trust preferred and capital  securities notes, also permit the issuer to defer payments under certain  circumstances.  For example,  insurance companies  issue  securities  known as  surplus  notes  that  permit the insurance  company to defer any  payment  that would  reduce its capital below regulatory requirements.

   Commercial Paper
   Commercial paper is an issuer's  obligation with a maturity of less than nine  months.  Companies  typically  issue  commercial  paper to pay for current  expenditures.  Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing  paper.  If the issuer  cannot  continue to obtain  liquidity in this  fashion,  its commercial  paper may default.  The short  maturity of commercial  paper reduces  both the  market  and credit  risks as  compared  to other debt securities of the same issuer.

   Demand Instruments
   Demand  instruments  are corporate debt  securities that the issuer must repay upon  demand.  Other  demand  instruments  require a third  party, such as a dealer or bank, to repurchase  the security for its face value
   upon  demand.   The  Fund  treats  demand   instruments   as  short-term
   securities,  even though  their stated  maturity  may extend  beyond one year.

   Mortgage Backed Securities
   Mortgage backed  securities  represent  interests in pools of mortgages.
   The  mortgages  that  comprise a pool  normally  have  similar  interest
   rates,   maturities  and  other  terms.  Mortgages  may  have  fixed  or adjustable  interest  rates.  Interests  in  pools  of  adjustable  rate mortgages are known as ARMs.

   Mortgage  backed  securities  come in a  variety  of  forms.  Many  have extremely  complicated  terms.  The  simplest  form of  mortgage  backed securities  are  pass-through  certificates.  An issuer of  pass-through certificates  gathers  monthly  payments  from  an  underlying  pool  of mortgages.  Then,  the issuer  deducts its fees and  expenses and passes the balance of the payments onto the  certificate  holders once a month.
   Holders  of  pass-through  certificates  receive a pro rata share of all payments and pre-payments  from the underlying  mortgages.  As a result, the holders assume all the prepayment risks of the underlying mortgages.

      Collateralized Mortgage Obligations (CMOs)
      CMOs,   including   interests  in  real  estate  mortgage  investment
      conduits   (REMICs),   allocate  payments  and  prepayments  from  an
      underlying  pass-through   certificate  among  holders  of  different
      classes  of  mortgage  backed  securities.   This  creates  different
      prepayment and interest rate risks for each CMO class.

         Sequential CMOs
         In a sequential  pay CMO, one class of CMOs receives all principal payments  and  prepayments.  The next class of CMOs  receives  all principal  payments  after  the  first  class  is paid  off.  This process  repeats  for each  sequential  class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment  risks of subsequent classes.

         PACs, TACs and Companion Classes
         More  sophisticated  CMOs  include  planned  amortization  classes
         (PACs) and targeted  amortization  classes  (TACs).  PACs and TACs
         are  issued  with  companion   classes.   PACs  and  TACs  receive
         principal  payments  and  prepayments  at a  specified  rate.  The companion  classes receive  principal  payments and prepayments in excess of the specified  rate. In addition,  PACs will receive the companion classes' share of principal payments,  if necessary,  to cover a  shortfall  in the  prepayment  rate.  This helps PACs and
         TACs to control  prepayment risks by increasing the risks to their companion classes.

         IOs and POs
         CMOs may allocate  interest  payments to one class  (Interest Only or IOs) and principal  payments to another class  (Principal  Only or POs).  POs increase in value when  prepayment  rates  increase.
         In  contrast,  IOs  decrease in value when  prepayments  increase,
         because  the   underlying   mortgages   generate   less   interest
         payments.  However,  IOs tend to increase  in value when  interest rates rise (and prepayments  decrease),  making IOs a useful hedge against interest rate risks.

         Floaters and Inverse Floaters
         Another variant  allocates  interest  payments between two classes of  CMOs.  One  class  (Floaters)  receives  a share  of  interest payments  based  upon a market  index  such as  LIBOR.  The  other class (Inverse  Floaters) receives any remaining interest payments from  the  underlying  mortgages.  Floater  classes  receive  more interest  (and Inverse  Floater  classes  receive  correspondingly less  interest)  as interest  rates rise.  This shifts  prepayment and  interest  rate risks from the Floater to the Inverse  Floater class,  reducing  the price  volatility  of the Floater  class and increasing the price volatility of the Inverse Floater class.

         Z Classes and Residual Classes
         CMOs must  allocate  all  payments  received  from the  underlying mortgages  to some  class.  To capture any  unallocated  payments,
         CMOs  generally  have an  accrual  (Z)  class.  Z  classes  do not receive  any  payments  from the  underlying  mortgages  until all other CMO classes have been paid off. Once this  happens,  holders of Z class CMOs receive all payments and  prepayments.  Similarly,
         REMICs have residual  interests that receive any mortgage payments not allocated to another REMIC class.

    The degree of increased or decreased  prepayment risks depends upon the structure  of the CMOs.  However,  the  actual  returns  on any type of mortgage  backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

   Asset Backed Securities
   Asset  backed  securities  are payable from pools of  obligations  other than  mortgages.  Most  asset  backed  securities  involve  consumer  or commercial  debts  with  maturities  of less  than ten  years.  However, almost any type of fixed  income  assets  (including  other fixed income securities)  may be used to  create  an  asset  backed  security.  Asset backed securities may take the form of commercial paper,  notes, or pass through  certificates.  Asset backed  securities have prepayment  risks.
   Like CMOs,  asset backed  securities  may be structured  like  Floaters,
   Inverse Floaters, IOs and POs.

   Bank Instruments
   Bank  instruments are unsecured  interest  bearing  deposits with banks.
   Bank instruments include bank accounts,  time deposits,  certificates of deposit and banker's  acceptances.  Yankee  instruments  are denominated
   in  U.S.  dollars  and  issued  by  U.S.   branches  of  foreign  banks.
   Eurodollar  instruments  are  denominated in U.S.  dollars and issued by
   non-U.S. branches of U.S. or foreign banks.

   Zero Coupon Securities
   Zero coupon  securities  do not pay  interest or  principal  until final maturity  unlike  debt  securities  that  provide  periodic  payments of interest  (referred to as a coupon  payment).  Investors buy zero coupon securities  at a  price  below  the  amount  payable  at  maturity.  The difference  between the  purchase  price and the amount paid at maturity represents  interest on the zero coupon  security.  Investors  must wait until maturity to receive  interest and principal,  which  increases the market and credit risks of a zero coupon security.

   There are many  forms of zero  coupon  securities.  Some are issued at a discount  and are  referred  to as zero  coupon or capital  appreciation bonds.  Others are created from  interest  bearing  bonds by  separating the  right to  receive  the  bond's  coupon  payments  from the right to receive the bond's principal due at maturity,  a process known as coupon stripping.  Treasury  STRIPs,  IOs and POs are the most common  forms of stripped zero coupon securities.  In addition,  some securities give the issuer  the  option to deliver  additional  securities  in place of cash interest  payments,  thereby  increasing the amount payable at maturity.
   These are referred to as pay-in-kind or PIK securities.

Convertible Securities
Convertible  securities  are fixed  income  securities  that a Fund has the option to exchange for equity  securities at a specified  conversion price.
The  option  allows the Fund to  realize  additional  returns if the market price of the equity  securities  exceeds the conversion price. For example, the Fund may hold fixed income  securities that are convertible into shares of common  stock at a  conversion  price of $10 per  share.  If the  market value of the shares of common stock  reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible  securities  have lower  yields than  comparable  fixed  income securities.  In addition,  at the time a convertible security is issued the conversion  price  exceeds  the  market  value  of  the  underlying  equity securities.  Thus,  convertible  securities  may provide lower returns than non-convertible  fixed income  securities  or equity  securities  depending upon changes in the price of the  underlying  equity  securities.  However, convertible  securities  permit the Fund to realize  some of the  potential appreciation of the underlying  equity  securities with less risk of losing its initial  investment.  The Equity Funds may invest in  commercial  paper rated below  investment  grade. See "Risks  Associated with  Non-investment
Grade Securities" herein.

The Funds  treat  convertible  securities  as both fixed  income and equity securities  for  purposes  of  its  investment  policies  and  limitations, because of their unique characteristics.

Tax Exempt Securities
Tax exempt  securities are fixed income  securities  that pay interest that is  not  subject  to  regular  federal  income  taxes.  Typically,  states, counties,  cities and other political  subdivisions  and authorities  issue tax exempt  securities.  The market  categorizes  tax exempt  securities by their source of repayment.

   Variable Rate Demand Instruments
   Variable rate demand  instruments are tax exempt securities that require the issuer or a third  party,  such as a dealer or bank,  to  repurchase the  security for its face value upon demand.  The  securities  also pay interest at a variable  rate  intended to cause the  securities to trade at their face value.  The Funds treat demand  instruments  as short-term securities,  because their variable interest rate adjusts in response to changes in market  rates,  even though their stated  maturity may extend beyond thirteen months.

Foreign Securities
Foreign  securities  are  securities  of issuers  based  outside the United
States.  The  Funds  consider  an  issuer to be based  outside  the  United
States if:

|     it is organized under the laws of, or has a principal  office located in, another country;

|     the  principal  trading  market  for  its  securities  is in  another country; or

|     it (or its  subsidiaries)  derived in its most current fiscal year at least 50% of its total assets,  capitalization,  gross revenue or profit from  goods  produced,  services  performed,  or sales  made in  another country.

Foreign securities are primarily  denominated in foreign currencies.  Along with the risks  normally  associated  with domestic  securities of the same type,  foreign  securities  are  subject  to  currency  risks  and risks of foreign  investing.  Trading in certain  foreign markets is also subject to liquidity risks.

   Depositary Receipts
   Depositary receipts represent interests in underlying  securities issued by a foreign  company.  Depositary  receipts  are not traded in the same market as the underlying  security.  The foreign  securities  underlying
   American  Depositary  Receipts  (ADRs) are traded in the United  States.
   ADRs  provide a way to buy  shares  of  foreign-based  companies  in the
   United States rather than in overseas  markets.  ADRs are also traded in
   U.S. dollars, eliminating the need for foreign exchange transactions.

Derivative Contracts
Derivative contracts are financial  instruments that require payments based upon  changes  in the  values of  designated  (or  underlying)  securities,
currencies,   commodities,   financial   indices  or  other  assets.   Some
derivative  contracts  (such as  futures,  forwards  and  options)  require payments relating to a future trade involving the underlying  asset.  Other derivative  contracts  (such as swaps)  require  payments  relating  to the income  or  returns  from  the  underlying  asset.  The  other  party  to a derivative contract is referred to as a counterparty.

Many   derivative   contracts  are  traded  on  securities  or  commodities
exchanges.  In this case,  the exchange  sets all the terms of the contract except for the price.  Investors  make  payments due under their  contracts through the exchange.  Most exchanges  require investors to maintain margin accounts through their brokers to cover their potential  obligations to the exchange.  Parties to the contract make (or collect)  daily payments to the margin  accounts  to  reflect  losses  (or  gains)  in the  value  of their contracts.  This  protects  investors  against  potential  defaults  by the counterparty.  Trading  contracts on an exchange  also allows  investors to close out their contracts by entering into offsetting contracts.

For example,  the Fund could close out an open  contract to buy an asset at a future  date by  entering  into an  offsetting  contract to sell the same asset on the same  date.  If the  offsetting  sale  price is more  than the original  purchase price, the Fund realizes a gain; if it is less, the Fund realizes  a  loss.  Exchanges  may  limit  the  amount  of  open  contracts permitted  at any one time.  Such limits may prevent the Fund from  closing out a  position.  If this  happens,  the Fund will be  required to keep the contract  open (even if it is losing  money on the  contract),  and to make any payments  required under the contract (even if it has to sell portfolio securities  at  unfavorable  prices  to do so).  Inability  to close  out a contract  could also harm the Fund by  preventing  it from  disposing of or trading  any assets it has been using to secure its  obligations  under the contract.

The Funds may also trade  derivative  contracts  over-the-counter  (OTC) in transactions  negotiated  directly  between the Fund and the  counterparty.
OTC contracts do not  necessarily  have standard  terms,  so they cannot be directly offset with other OTC contracts.  In addition,  OTC contracts with more specialized  terms may be more difficult to price than exchange traded contracts.

Depending   upon  how  the  Fund   uses   derivative   contracts   and  the
relationships  between the market  value of a  derivative  contract and the underlying  asset,  derivative  contracts may increase or decrease a Fund's exposure  to market and  currency  risks,  and may also  expose the Fund to liquidity  and  leverage  risks.  OTC  contracts  also  expose  the Fund to credit risks in the event that a counterparty defaults on the contract.

alt;R>

The Funds (other than the  Underlying  Money Market Funds) may trade in the following types of derivative contracts.

   Futures Contracts
   Futures  contracts provide for the future sale by one party and purchase by  another  party of a  specified  amount of an  underlying  asset at a specified  price,  date,  and time.  Entering  into a contract to buy an underlying  asset  is  commonly  referred  to as  buying a  contract  or holding a long  position in the asset.  Entering into a contract to sell an  underlying  asset is  commonly  referred to as selling a contract or
   holding  a  short   position  in  the  asset.   Futures   contracts  are
   considered to be commodity  contracts.  Futures contracts traded OTC are frequently referred to as forward contracts.

   The Funds may  buy/sell  financial  futures  contracts.  Large Cap Value
   Fund II and certain  Underlying  Funds (Mid Cap Stock Fund and Large Cap
   Value Fund) may also buy/sell stock index futures contracts.

   alt;R>

   Options
   Options  are rights to buy or sell an  underlying  asset for a specified price  (the  exercise  price)  during,  or at the  end of,  a  specified period.  A call  option  gives the holder  (buyer)  the right to buy the underlying  asset from the seller  (writer) of the option.  A put option gives the  holder the right to sell the  underlying  asset to the writer of the  option.  The  writer  of  the  option  receives  a  payment,  or premium,  from the buyer,  which the writer keeps  regardless of whether the buyer uses (or exercises) the option.

   The Funds may:

|     Buy call  options  on  portfolio  securities  in  anticipation  of an increase in the value of the underlying asset;

|     Buy  put  options  on  portfolio  securities  in  anticipation  of  a decrease in the value of the underlying asset.

   Each Fund may also  write  call  options  on all or any  portion  of its portfolio  securities and on financial or stock index futures  contracts
   (as permitted) to generate income from premiums,  and in anticipation of a  decrease  or only  limited  increase  in the value of the  underlying asset.  If a call written by the Fund is  exercised,  the Fund  foregoes any  possible  profit  from  an  increase  in the  market  price  of the underlying asset over the exercise price plus the premium received.

   Each  Fund  may  also  write  put  options  on all or a  portion  of its portfolio  securities and on financial or stock index futures  contracts
   (as permitted) to generate income from premiums,  and in anticipation of an increase  or only  limited  decrease  in the value of the  underlying asset.  In writing  puts,  there is a risk that the Fund may be required to take delivery of the  underlying  asset when its current market price is lower than the exercise price.

   When the Fund writes  options on futures  contracts,  it will be subject to margin requirements similar to those applied to futures contracts.

Special Transactions

   Repurchase Agreements
   Repurchase  agreements  are  transactions  in  which  the  Fund  buys  a security  from a dealer or bank and agrees to sell the security  back at a mutually  agreed upon time and price.  The  repurchase  price  exceeds the sale price,  reflecting the Fund's return on the  transaction.  This return is unrelated to the interest rate on the underlying  security.  A
   Fund will enter  into  repurchase  agreements  only with banks and other recognized financial  institutions,  such as securities dealers,  deemed creditworthy by the Adviser.

   The  Funds'  custodian  or  subcustodian  will  take  possession  of the
   securities   subject   to   repurchase   agreements.   The   Adviser  or
   subcustodian will monitor the value of the underlying  security each day to ensure that the value of the  security  always  equals or exceeds the repurchase price.

   Repurchase agreements are subject to credit risks.

   Reverse Repurchase Agreements
   Reverse  repurchase  agreements are  repurchase  agreements in which the
   Fund is the  seller  (rather  than the  buyer)  of the  securities,  and agrees to  repurchase  them at an agreed upon time and price.  A reverse repurchase  agreement  may be viewed as a type of borrowing by the Fund.
   Reverse   repurchase   agreements  are  subject  to  credit  risks.   In
   addition,  reverse  repurchase  agreements create leverage risks because the Fund must  repurchase  the  underlying  security at a higher  price, regardless  of  the  market  value  of  the  security  at  the  time  of repurchase.

   Delayed Delivery Transactions
   Delayed delivery transactions,  including when issued transactions,  are arrangements  in which the Fund buys  securities  for a set price,  with payment and  delivery of the  securities  scheduled  for a future  time.
   During the period between  purchase and  settlement,  no payment is made by the Fund to the  issuer  and no  interest  accrues  to the Fund.  The
   Fund records the  transaction  when it agrees to buy the  securities and
   reflects   their  value  in   determining   the  price  of  its  shares.
   Settlement  dates  may be a month  or more  after  entering  into  these transactions  so that the  market  values of the  securities  bought may
   vary   from   the   purchase   prices.   Therefore,   delayed   delivery
   transactions  create interest rate risks for the Fund.  Delayed delivery transactions  also involve  credit risks in the event of a  counterparty default.

      To Be Announced Securities (TBAs)
      As with  other  delayed  delivery  transactions,  a seller  agrees to issue a TBA security at a future date.  However,  the seller does not specify the  particular  securities  to be  delivered.  Instead,  the
      Fund agrees to accept any security that meets  specified  terms.  For example,  in a TBA  mortgage  backed  transaction,  the  Fund and the seller  would agree upon the issuer,  interest  rate and terms of the underlying  mortgages.  The seller  would not  identify  the specific underlying  mortgages  until it issues  the  security.  TBA  mortgage
      backed   securities   increase   interest   rate  risks  because  the
      underlying  mortgages may be less favorable  than  anticipated by the
      Fund.

   Securities Lending
   The Fund may lend  portfolio  securities  to borrowers  that the Adviser deems  creditworthy.  In  return,  the  Fund  receives  cash  or  liquid securities  from the borrower as  collateral.  The borrower must furnish additional  collateral  if the  market  value of the  loaned  securities increases.  Also,  the borrower must pay the Fund the  equivalent of any dividends or interest received on the loaned securities.

   The Fund will reinvest cash  collateral in securities that qualify as an
   acceptable   investment  for  the  Fund.  However,  the  Fund  must  pay interest to the borrower for the use of cash collateral.

   Loans  are  subject  to  termination  at the  option  of the Fund or the borrower.  The Fund will not have the right to vote on securities  while they are on loan,  but it will terminate a loan in  anticipation  of any important  vote. The Fund may pay  administrative  and custodial fees in connection with a loan and may pay a negotiated  portion of the interest earned on the cash collateral to a securities lending agent or broker.

   Securities  lending  activities  are subject to interest  rate risks and credit risks.

   Asset Coverage
   In order to  secure  its  obligations  in  connection  with  derivatives contracts  or  special  transactions,  the  Fund  will  either  own  the underlying  assets,  enter into an offsetting  transaction  or set aside readily  marketable  securities  with a value that equals or exceeds the
   Fund's  obligations.  Unless  the  Fund  has  other  readily  marketable assets  to set  aside,  it  cannot  trade  assets  used to  secure  such obligations  without entering into an offsetting  derivative contract or terminating  a  special  transaction.  This may  cause  the Fund to miss favorable  trading  opportunities  or to  realize  losses on  derivative contracts or special transactions.

Investing in Securities of Other Investment Companies
The Funds,  and each  Underlyling  Fund,  may invest in securities of other investment  companies,  including the securities of affiliated money market funds, as an efficient means of carrying out their investment  policies and managing  their  uninvested  cash.  Moderate  Growth II  intends  to invest substantially  all its assets in  Underlying  Funds in order to achieve its investment goals.

INVESTMENT RISKS
===========================================================================

There are many factors  which may affect an  investment  in the Funds.  The
Funds'  principal  risks are described in the  prospectus.  Additional risk factors are outlined below.

Stock Market Risks
The value of equity  securities in a Fund's  portfolio  will rise and fall.
These  fluctuations  could be a sustained  trend or a drastic  movement.  A
Fund's  portfolio  will reflect  changes in prices of individual  portfolio stocks or general  changes in stock  valuations.  Consequently,  the Fund's share price may decline.

alt;R>

The Adviser and subadviser  each attempts to manage market risk by limiting the amount the Fund invests in each company's equity  securities.  However, diversification  will not protect the Fund against  widespread or prolonged declines in the stock market.

alt;R>

Sector Risks
Companies  with similar  characteristics  may be grouped  together in broad categories  called sectors.  Sector risk is the possibility  that a certain sector may  underperform  other  sectors  or the market as a whole.  As the
Adviser  allocates  more of a Fund's  portfolio  holdings  to a  particular sector,  a Fund's  performance  will be more  susceptible  to any economic, business or other developments which generally affect that sector.

Liquidity Risks
Trading  opportunities  are more limited for equity securities that are not widely held.  This may make it more  difficult to sell or buy a security at a  favorable  price or time.  Consequently,  the Fund may have to  accept a lower  price to sell a  security,  sell other  securities  to raise cash or give up an  investment  opportunity,  any of which  could  have a  negative effect on the Fund's  performance.  Infrequent  trading of  securities  may also lead to an increase in their price volatility.

Trading  opportunities  are more limited for fixed income  securities  that
have  not  received  any  credit  ratings,   have  received  ratings  below
investment grade or are not widely held.

Trading  opportunities are more limited for CMOs that have complex terms or that are not widely  held.  These  features  may make it more  difficult to sell or buy a security  at a  favorable  price or time.  Consequently,  the
Fund  may have to  accept a lower  price  to sell a  security,  sell  other securities  to  raise  cash or give up an  investment  opportunity,  any of which could have a negative  effect on the Fund's  performance.  Infrequent trading  of  securities  may  also  lead  to an  increase  in  their  price volatility.

Liquidity  risk  also  refers to the  possibility  that the Fund may not be able to sell a security or close out a  derivative  contract  when it wants
to. If this  happens,  the Fund will be  required  to  continue to hold the security or keep the position open, and the Fund could incur losses.

OTC  derivative  contracts  generally  carry  greater  liquidity  risk than exchange-traded contracts.

Risks Related to Investing for Growth
Due to their relatively high  valuations,  growth stocks are typically more volatile than value stocks.  For instance,  the price of a growth stock may experience  a larger  decline on a forecast of lower  earnings,  a negative
fundamental  development,  or  an  adverse  market  development.   Further,
growth stocks may not pay dividends or may pay lower  dividends  than value stocks.  This means they depend  more on price  changes for returns and may be more adversely  affected in a down market  compared to value stocks that pay higher dividends.

Risks Related to Investing for Value
Due to their  relatively  low  valuations,  value stocks are typically less volatile than growth stocks.  For instance,  the price of a value stock may experience a smaller increase on a forecast of higher earnings,  a positive fundamental  development,  or positive market development.  Further,  value stocks tend to have higher  dividends than growth  stocks.  This means they depend less on price  changes for returns and may lag behind  growth stocks in an up market.

Risks Related to Company Size
Generally,  the smaller the market  capitalization of a company,  the fewer the number of shares traded  daily,  the less liquid its stock and the more volatile its price. For example,  medium  capitalization stocks may be less liquid  and more  volatile  than  stocks of larger,  well-known  companies.
Market  capitalization  is  determined  by  multiplying  the  number of its outstanding shares by the current market price per share.

Companies  with smaller market  capitalizations  also tend to have unproven track  records,  a limited  product or service  base and limited  access to capital.  These factors also increase  risks and make these  companies more likely to fail than companies with larger market capitalizations.

Currency Risks
Exchange rates for currencies  fluctuate daily. The combination of currency risk and market  risk tends to make  securities  traded in foreign  markets more volatile than securities traded exclusively in the U.S.

The Adviser  attempts to manage  currency  risk by limiting  the amount the
Fund invests in securities  denominated in a particular currency.  However, diversification  will not  protect the Fund  against a general  increase in the value of the U.S. dollar relative to other currencies.

Euro Risks
The Euro is the new single  currency of the European  Monetary Union (EMU).
With the advent of the Euro, the participating  countries in the EMU can no
longer  follow  independent   monetary  policies.   This  may  limit  these
countries'   ability  to  respond  to  economic   downturns   or  political
upheavals,  and consequently  reduce the value of their foreign  government securities.

Risks of Foreign Investing
Foreign  securities  pose  additional  risks  because  foreign  economic or political  conditions  may be  less  favorable  than  those  of the  United
States.  Securities  in foreign  markets  may also be  subject to  taxation policies that reduce returns for U.S. investors.

Foreign  companies  may  not  provide  information   (including   financial
statements)  as  frequently  or to as great an extent as  companies  in the
United  States.  Foreign  companies  may also  receive less  coverage  than
United  States  companies by market  analysts and the financial  press.  In addition,  foreign  countries  may lack  uniform  accounting,  auditing and financial  reporting  standards or  regulatory  requirements  comparable to those applicable to U.S. companies.  These factors may prevent the Fund and its Adviser from obtaining  information  concerning  foreign companies that is as  frequent,  extensive  and  reliable  as  the  information  available concerning companies in the United States.

Foreign  countries may have restrictions on foreign ownership of securities or may impose exchange controls,  capital flow restrictions or repatriation restrictions  which  could  adversely  affect  the  liquidity  of a  Fund's investments.

To the extent a Fund invests in foreign securities,  its share price may be more  affected  by foreign  economic  and  political  conditions,  taxation policies,  and  accounting and auditing  standards than would  otherwise be the case.

Leverage Risks
Leverage risk is created when an investment  exposes the Fund to a level of risk that  exceeds  the  amount  invested.  Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

Interest Rate Risks
Prices of fixed income  securities  rise and fall in response to changes in the interest  rate paid by similar  securities.  Generally,  when  interest rates  rise,  prices  of fixed  income  securities  fall.  However,  market factors,  such as the demand for particular  fixed income  securities,  may cause  the price of  certain  fixed  income  securities  to fall  while the prices of other securities rise or remain unchanged.

Interest  rate changes  have a greater  effect on the price of fixed income securities with longer  durations.  Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
Credit risk is the  possibility  that an issuer will  default on a security by failing to pay  interest or principal  when due. If an issuer  defaults, the Fund will lose money.

Many fixed income  securities  receive credit ratings from services such as
Standard  & Poor's and  Moody's  Investor  Services,  Inc.  These  services assign  ratings  to  securities  by  assessing  the  likelihood  of  issuer default.  Lower credit  ratings  correspond  to higher  credit  risk.  If a security has not received a rating,  the Fund must rely  entirely  upon the
Adviser's credit assessment.

Fixed income  securities  generally  compensate  for greater credit risk by paying  interest at a higher rate.  The  difference  between the yield of a security  and the  yield  of a U.S.  Treasury  security  with a  comparable maturity  (the spread)  measures  the  additional  interest  paid for risk.
Spreads may increase  generally  in response to adverse  economic or market conditions.  A security's spread may also increase if the security's rating is lowered,  or the security is perceived to have an increased credit risk.
An increase in the spread will cause the price of the security to decline.

Credit  risk  includes  the  possibility  that  a  party  to a  transaction involving the Fund will fail to meet its obligations.  This could cause the
Fund to lose the  benefit  of the  transaction  or  prevent  the Fund  from selling or buying other securities to implement its investment strategy.

Call Risks
Call risk is the  possibility  that an  issuer  may  redeem a fixed  income security  before  maturity  (a call) at a price  below its  current  market price.  An increase in the  likelihood of a call may reduce the  security's price.

If a fixed  income  security is called,  the Fund may have to reinvest  the proceeds  in other  fixed  income  securities  with lower  interest  rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks
Generally,  homeowners  have the option to prepay  their  mortgages  at any time without penalty.  Homeowners  frequently  refinance high interest rate mortgages  when  mortgage  rates fall.  This results in the  prepayment  of
mortgage  backed   securities  with  higher  interest  rates.   Conversely,
prepayments  due to  refinancings  decrease when mortgage  rates  increase.
This extends the life of mortgage  backed  securities  with lower  interest rates.  Other  economic  factors can also lead to increases or decreases in prepayments.  Increases  in  prepayments  of high  interest  rate  mortgage backed  securities,  or decreases in  prepayments  of lower  interest  rate mortgage  backed  securities,  may  reduce  their  yield and  price.  These factors,  particularly the relationship between interest rates and mortgage prepayments  makes the price of mortgage  backed  securities  more volatile than many other types of fixed income  securities  with  comparable  credit risks.

Mortgage  backed  securities  generally  compensate for greater  prepayment risk by  paying a higher  yield.  The  difference  between  the  yield of a mortgage backed security and the yield of a U.S.  Treasury  security with a comparable  maturity (the spread) measures the additional interest paid for risk.  Spreads may increase  generally  in response to adverse  economic or market  conditions.  A security's  spread may also increase if the security is  perceived  to have an  increased  prepayment  risk or perceived to have less market  demand.  An increase in the spread will cause the price of the security to decline.

The Fund may have to  reinvest  the  proceeds of  mortgage  prepayments  in other fixed income securities with lower interest rates,  higher prepayment risks, or other less favorable characteristics.

alt;R>

Risks Associated with Noninvestment Grade Securities
The  convertible  securities  in which the Funds  may  invest  may be rated below  investment  grade.  Convertible  securities  rated below  investment grade may be subject to the same risks as those  inherent in corporate debt obligations  that are rated  below  investment  grade,  also  known as junk bonds.  Junk bonds generally  entail greater  market,  credit and liquidity risks than investment grade securities.  For example, their prices are more volatile,  economic  downturns  and  financial  setbacks  may affect  their prices more negatively, and their trading market may be more limited.

Risks Associated with Complex CMOs
CMOs with complex or highly variable  prepayment  terms,  such as companion classes,  IOs,  POs,  Inverse  Floaters  and  residuals,  generally  entail greater  market,  prepayment and liquidity risks than other mortgage backed securities.  For example,  their prices are more volatile and their trading market may be more limited.

STATE INSURANCE REGULATIONS

The  Funds  are  intended  to be  funding  vehicles  for  variable  annuity contracts offered by certain insurance  companies.  The contracts will seek to be offered in as many  jurisdictions  as possible.  Certain  states have
regulations   concerning,   among  other  things,   the   concentration  of
investments,  sales and purchases of futures contracts,  and short sales of securities.  If  applicable,  the Funds may be limited in their  ability to engage in such  investments  and to manage  their  portfolios  with desired flexibility.  The  Funds  will  operate  in  material  compliance  with the applicable  insurance laws and  regulations of each  jurisdiction  in which contracts  will be offered by the insurance  companies  which invest in the
Funds.

VARIABLE ASSET REGULATIONS

The  Funds  are  also  subject  to  variable   contract  asset  regulations
prescribed by the U.S.  Treasury  Department  under  Section  817(h) of the
Internal Revenue Code.  After a one year start-up  period,  the regulations generally  require that,  as of the end of each calendar  quarter or within
30 days  thereafter,  no more than 55% of the total assets of each Fund may be represented by any one investment,  no more than 70% of the total assets of each Fund may be  represented by any two  investments,  no more than 80%
of the  total  assets  of  each  Fund  may  be  represented  by  any  three investments,  and no more than 90% of the total  assets of each Fund may be represented  by any four  investments.  In applying  these  diversification rules,  all  securities of the same issuer,  all interests of the same real property  project and all interests in the same  commodity are each treated as a  single  investment.  In  the  case  of  government  securities,  each government  agency  or  instrumentality  shall  be  treated  as a  separate issuer.  If the Funds fail to achieve the  diversification  required by the regulations,  and  unless  relief is  obtained  from the  Internal  Revenue
Service,  the  contracts  invested  in the  Fund  will  not be  treated  as annuity, endowment, or life insurance contracts.

FUNDAMENTAL INVESTMENT OBJECTIVES
===========================================================================

The Vision  Large Cap Value Fund II's  investment  objective  is to provide capital  appreciation.  Current  income  is  a  secondary,  non-fundamental investment consideration.

The Large Cap Growth Fund II's  investment  objective is to provide capital appreciation.

The Managed Allocation Fund - Moderate Growth II's investment  objective is to seek capital growth. Income is a secondary objective.

Unless  otherwise  stated above,  all of the investment  objectives  listed above are fundamental.  The investment  objective may not be changed by the
Funds' Trustees without shareholder approval.

INVESTMENT LIMITATIONS
===========================================================================

Each Fund may, in the future, seek to achieve the Fund's investment objectives by investing all of the Fund's assets in a no-load, open-end management investment company having substantially the same investment objectives as the Fund. The Fund's investment policies permit such an investment. Shareholders will receive prior written notice with respect to any such investment.
alt;R>

Issuing Senior Securities and Borrowing Money
Each Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the Investment Company
Act of 1940 (1940 Act), any rule or order thereunder, or any SEC staff interpretation thereof.

Underwriting
The Funds may not underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where the Funds may be considered to be an underwriter under the
Securities Act of 1933.

Investing in Real Estate
The  Funds  may not  purchase  or sell  real  estate,  provided  that  this restriction  does not prevent  the Funds from  investing  in issuers  which invest,  deal,  or  otherwise  engage  in  transactions  in real  estate or interests  therein,  or  investing in  securities  that are secured by real estate or  interests  therein.  The Funds may  exercise  their rights under agreements  relating  to such  securities,  including  the right to enforce security  interests  and  hold  real  estate  acquired  by  reason  of such enforcement until that real estate can be liquidated in an orderly manner.

Lending Cash or Securities
The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending their assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Investing in Commodities
The Funds may not purchase or sell physical commodities, provided that the
Funds may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Concentration of Investments
The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

Diversification
With respect to securities comprising 75% of the value of its total assets, the Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and
securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Funds would own more than 10% of the outstanding voting securities of that issuer.

The above  limitations  cannot be changed unless authorized by the Board of
Trustees  (Board) and by the "vote of a majority of its outstanding  voting securities,"  as  defined  by the  1940  Act.  The  following  limitations, however,  may  be  changed  by  the  Board  without  shareholder  approval.
Shareholders   will  be  notified  before  any  material  change  in  these limitations becomes effective.

Buying on Margin
The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Investing in Restricted and Illiquid Securities
The Funds may invest in restricted securities.  Restricted securities are any securities in which a Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law.  Under criteria established by the Trustees, certain restricted securities are determined to be liquid.

The  Funds  will not  purchase  securities  for which  there is no  readily available  market,  or enter into  repurchase  agreements  or purchase time deposits  maturing in more than seven days, if  immediately  after and as a result,  the value of such securities would exceed,  in the aggregate,  15%
of the Fund's net assets.

Pledging Assets

The Funds will not mortgage,  pledge,  or hypothecate  any of their assets, provided  that this  shall  not  apply to the  transfer  of  securities  in connection with any permissible borrowing or to collateral  arrangements in connection with permissible activities.

Investing in Other Investment Companies
alt;R>
The Funds may invest their assets in securities of other investment companies as an efficient means of carrying out their investment policies.
It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such duplicate expenses.
At the present time, the Funds expect that their investments in other investment companies may include shares of money market funds, including funds affiliated with the Funds' investment adviser. In addition, Moderate
Growth II intends to invest substantially all of its assets in Underlying
Funds managed by Moderate Growth II's investment adviser.

In applying the Funds' concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect.
In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Funds' total assets in any one industry will constitute
"concentration."

Except with  respect to borrowing  money,  if a  percentage  limitation  is adhered to at the time of  investment,  a later  increase  or  decrease  in percentage  resulting  from any  change  in value  or net  assets  will not result in a violation of such  restriction.  Only the Large Cap Growth Fund
II has any present  intent to borrow  money in excess of 5% of the value of its net assets during the coming fiscal year.

For  purposes  of  its  policies  and   limitations,   the  Funds  consider
certificates  of  deposit  and demand  and time  deposits  issued by a U.S.
branch of a domestic bank or savings and loan having capital,  surplus, and undivided  profits in excess of  $100,000,000  at the time of investment to be "cash items."

The Underlying Funds in which Moderate Growth II may invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, thereby allowing Moderate Growth II to participate in certain investment strategies indirectly that may be prohibited under the fundamental and non-fundamental investment restrictions and policies listed above.

alt;R>

Portfolio Turnover

The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities.  The Securities and Exchange Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.

The portfolio turnover rate for a Fund may vary greatly from year to year, and may also be affected by cash management requirements for share redemptions. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to a Fund and may result in tax consequences to shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

DETERMINING MARKET VALUE OF SECURITIES
===========================================================================

Market values of the Funds' portfolio securities are determined as follows:

|     for  equity  securities,  according  to the  last  sale  price in the market in which they are primarily  traded (either a national  securities exchange or the over-the-counter market), if available;

|     in the absence of recorded sales for equity securities,  according to the mean between the last closing bid and asked prices;

|     futures  contracts and options are generally  valued at market values established  by the  exchanges  on which  they are traded at the close of trading on such exchanges.  Options traded in the over-the-counter market are generally  valued  according to the mean between the last bid and the last asked price for the option as provided  by an  investment  dealer or other  financial  institution  that  deals in the  option.  The Board may determine in good faith that another  method of valuing such  investments is necessary to appraise their fair market value;

|     for fixed  income  securities,  according to the mean between bid and asked prices as furnished by an independent pricing service,  except that fixed income  securities  with remaining  maturities of less than 60 days at the time of purchase may be valued at amortized cost;

alt;R>

|     for  shares of other  mutual  funds,  at their  net  asset  value per share; and

alt;R>

|     for all other  securities  at fair value as  determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in Foreign Securities
Trading in foreign  securities  may be  completed  at times which vary from the closing of the New York Stock  Exchange  (NYSE).  In computing its NAV, the Fund  values  foreign  securities  at the latest  closing  price on the exchange on which they are traded  immediately  prior to the closing of the
NYSE.  Certain  foreign  currency  exchange rates may also be determined at the  latest  rate  prior to the  closing  of the NYSE.  Foreign  securities quoted in foreign  currencies are translated  into U.S.  dollars at current rates.  Occasionally,  events that affect these  values and exchange  rates may occur  between the times at which they are  determined  and the closing of the NYSE.  If such  events  materially  affect  the  value of  portfolio securities,  these  securities  may  be  valued  at  their  fair  value  as determined  in  good  faith  by  the  Funds'  Board,  although  the  actual calculation may be done by others.

WHAT DO SHARES COST?
===========================================================================

Each Fund's net asset value (NAV) per Share  fluctuates and is based on the market value of all securities and other assets of the Fund.

HOW ARE THE FUNDS SOLD?
===========================================================================

Under the Distributor's  Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

alt;R>

RULE 12B-1 PLANS
As  compensation  type plans,  the Rule 12b-1 Plans are designed to pay the
Distributor  (who  may  then  pay  investment  professionals  such as banks
(including M&T Bank and its affiliates),  broker/dealers, trust departments of banks,  and  registered  investment  advisers) for marketing  activities
(such  as  advertising,   printing  and  distributing   prospectuses,   and
providing  incentives  to  investment  professionals)  to promote  sales of
Shares so that overall Fund assets are  maintained  or  increased,  and for customer  servicing.  This  helps the  Funds  achieve  economies  of scale,
reduce  per  share  expenses,   and  provide  cash  for  orderly  portfolio
management  and  Share  redemptions.   In  addition,   the  Funds'  service
providers  that  receive  asset-based  fees  also  benefit  from  stable or increasing Fund assets.

The Funds  may  compensate  the  Distributor  more or less than its  actual expenses.  In  no  event  will  the  Fund  pay  for  any  expenses  of  the
Distributor that exceed the maximum Rule 12b-1 Plan fee.

SHAREHOLDER SERVICES
The  Funds  may  pay  financial   institutions  for  providing  shareholder
services and maintaining shareholder accounts.

alt;R>

SUPPLEMENTAL PAYMENTS
Investment  professionals  may  be  paid  fees  out of  the  assets  of the
Distributor  (but not out of Fund assets) or Adviser.  The  Distributor may be reimbursed by the Adviser or its affiliates.

Investment     professionals    receive    such    fees    for    providing
distribution-related  or  shareholder  services such as  sponsoring  sales, providing sales  literature,  conducting  training  seminars for employees, and  engineering  sales-related  computer  software  programs  and systems.
Also, investment  professionals may be paid cash or promotional incentives, such as  reimbursement  of  certain  expenses  relating  to  attendance  at
informational   meetings   about  the  Fund  or  other  special  events  at
recreational-type  facilities,  or items of material value.  These payments will be based upon the amount of Shares the investment  professional  sells or may sell and/or upon the type and nature of sales or  marketing  support furnished by the investment professional.

SUBACCOUNTING SERVICES
===========================================================================

Certain  participating  insurance  companies  may wish to use the  transfer agent's  subaccounting  system to  minimize  their  internal  recordkeeping requirements.  The  transfer  agent may  charge a fee based on the level of subaccounting services rendered.  Participating insurance companies holding
Shares in a fiduciary,  agency,  custodial,  or similar capacity may charge or pass  through  subaccounting  fees as part of or in  addition  to normal trust or agency account fees.  They may also charge fees for other services that may be related to the ownership of Shares.  This  information  should, therefore,  be read together  with any  agreement  between the customer and the participating  insurance company about the services provided,  the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND
===========================================================================

Although  each Fund intends to pay Share  redemptions  in cash, it reserves the right, as described  below, to pay the redemption  price in whole or in part by a distribution of a Fund's portfolio securities.

Because  the Funds have  elected  to be  governed  by Rule 18f-1  under the
Investment  Company  Act of  1940,  each  Fund is  obligated  to pay  Share redemptions  to any one  shareholder  in  cash  only  up to the  lesser  of
$250,000 or 1% of the net assets  represented  by such Share  class  during any 90-day period.

Any Share redemption  payment greater than this amount will also be in cash unless the Funds' Board  determines that payment should be in kind. In such a  case,  the  Fund  will  pay all or a  portion  of the  remainder  of the redemption  in  portfolio  securities,  valued  in the same way as the Fund determines its NAV. The portfolio  securities  will be selected in a manner that  the  Funds'  Board  deems  fair  and  equitable  and,  to the  extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption.  If redemption is made in kind,  shareholders  receiving the portfolio securities and selling them before their maturity could receive less than the redemption  value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION
===========================================================================

VOTING RIGHTS
The insurance  company  separate  accounts,  as  shareholders of the Funds, will vote the Fund  Shares held in their  separate  accounts at meetings of the shareholders.  Voting will be in accordance with instructions  received from contract  owners of the separate  accounts,  as more fully outlined in the prospectus of the separate account.

Each Share of a Fund gives the  shareholder  one vote in Trustee  elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal  voting  rights,  except that in matters affecting  only a  particular  Fund or class,  only  Shares of that Fund or class are entitled to vote.

Trustees  may be  removed  by the  Board or by  shareholders  at a  special meeting.  A special  meeting  of  shareholders  will be called by the Board upon the  written  request  of  shareholders  who own at  least  10% of the
Trust's outstanding shares of all series entitled to vote.

TAX INFORMATION
===========================================================================

FEDERAL INCOME TAX
Each Fund  intends to meet  requirements  of  Subchapter  M of the Internal
Revenue  Code  applicable  to  regulated  investment  companies.  If  these requirements  are not met, it will not receive  special tax  treatment  and will be subject to federal income tax.

Each Fund will be treated as a single,  separate  entity for federal income tax purposes so that income  earned and capital  gains and losses  realized by the Trust's other  portfolios  will be separate  from those  realized by the Fund.

Each  Fund  must,   and  intends  to,   comply  with  the   diversification
requirements  imposed by Section  817(h) of the Internal  Revenue Code. For
information  concerning  the  consequence of a Fund not meeting the Section
817(h) requirements, see the prospectus of the separate account.

The Treasury  Department  announced that it would issue future  regulations or  rulings  addressing  the  circumstances  in which a  variable  contract owner's  control of the  investments of the separate  account may cause the contract  owner,  rather than the insurance  company,  to be treated as the owner of the assets held by the separate account.  If the contract owner is considered  the owner of the securities  underlying  the separate  account, income and gains produced by those securities  would be included  currently in the contract  owner's gross income.  It is not known what standards will be set forth in the regulations or rulings.

FOREIGN INVESTMENTS
If a Fund purchases  foreign  securities,  their  investment  income may be subject to foreign  withholding or other taxes that could reduce the return on these  securities.  Tax treaties  between the United  States and foreign countries,  however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.  The effective  rate of foreign tax cannot be predicted  since the amount of Fund assets to be invested within various countries  is  uncertain.  However,  the Funds  intend to  operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions  from a Fund may be based on estimates of book income for the year. Book income generally  consists solely of the coupon income generated by the  portfolio,  whereas  tax-basis  income  includes  gains  or  losses attributable  to currency  fluctuation.  Due to differences in the book and
tax   treatment  of   fixed-income   securities   denominated   in  foreign
currencies,  it is  difficult  to  project  currency  effects on an interim basis.  Therefore,  to the  extent  that  currency  fluctuations  cannot be anticipated,  a portion of  distributions  to  shareholders  could later be designated  as a return of  capital,  rather  than  income,  for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain  foreign  corporations,  they may constitute  Passive Foreign  Investment  Companies (PFIC), and the Fund may
be subject to Federal income taxes upon disposition of PFIC investments.

alt;R>

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?
===========================================================================

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's  business affairs and for
exercising   all  the  Trust's   powers  except  those   reserved  for  the
shareholders.  The  following  tables  give  information  about  each Board member and the senior  officers of the Funds.  Where  required,  the tables separately  list Board  members who are  "interested  persons" of the Funds
(i.e.,   "Interested"   Board   members)  and  those  who  are  not  (i.e.,
"Independent" Board members).  Each Board member oversees all portfolios of the Trust and serves for an indefinite term.  Information  about each Board member is  provided  below  and  includes  each  person's:  name,  address, birthdate,  present position(s) held with the Trust,  principal occupations for the past five years, other  directorships  held, and total compensation received  as a  Trustee  from the  Trust for its most  recent  fiscal  year applicable  to VISION Large Cap Growth Fund II, VISION Large Cap Value Fund
II, and VISION Managed  Allocation  Fund - Moderate Growth II (December 31,
2001).  The  Trust  is  composed  of 21 funds  and is the  only  investment company in the Fund Complex.

INTERESTED TRUSTEE BACKGROUND AND COMPENSATION

-------------------------------------------------------------- -------------
Name
Address             --                                         ------------
--------------------  ---------------------------------------     Total
Birth date                                                     Compensation
Position With Trust   Principal Occupations for Past Five          From
--------------------  Years and Other Directorships Held          Trust
Date Service Began
                    ------------------------------------------ -------------
Mark J. Czarnecki+    Principal Occupations: Executive Vice         $0
--------------------  President, Manufacturers and Traders
Manufacturers and     Trust Company ("M&T Bank"), division
Traders Trust         head for M&T Bank's investment area,
Company               M&T Asset Management.
One M&T Plaza
Buffalo, NY 14203     Other Directorships Held:  None
Birthdate:
November 3, 1955

Trustee

Began serving:
August 2000

--------------------------------------------------------------------------------------

+ Mark J.  Czarnecki  is  "interested"  due to  positions he holds with M&T
Bank, the Funds' adviser.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

-------------------------------------------------------------- -------------
Name
Address             --                                         ------------
--------------------  ---------------------------------------     Total
Birth date                                                     Compensation
Position With Trust   Principal Occupationsfor Past Five           From
--------------------  Years and Other Directorships Held          Trust*
Date Service Began
Randall I. Benderson   Principal Occupations: President and      $16,000
--------------------  Chief Operating Officer, Benderson
570 Delaware Avenue   Development Company, Inc.
Buffalo, NY           (construction).
Birth date: January
12, 1955              Other Directorships Held: None

Trustee

Began serving:
February 1990

-------------------------------------------------------------- -------------
Joseph J. Castiglia   Principal Occupations: Chairman of the     $16,000
Roycroft Campus       Board,  HealthNow New York, Inc.
21 South Grove        (health care company) ; Chairman of
Street, Suite 291     the Board, Catholic Health System of
East Aurora, NY       Western New York (hospitals, long-term
14052                 care, home health care); and former
Birth date: July      President, Chief Executive Officer and
20, 1934              Vice Chairman, Pratt & Lambert United,
                      Inc. (manufacturer of paints and
Trustee               chemical specialties).

Began serving:        Other Directorships Held: Energy East
February 1988         Corp.

---------------------
                    ------------------------------------------ -------------
John S. Cramer+       Principal Occupations: Retired             $16,000
4216 Jonathan Lane    President and Chief Executive Officer,
Harrisburg, PA 17110  Pinnacle Health System (health care).
Birth date:
February 22, 1942     Other Directorships Held: None

Trustee

Began serving:
December 2000

                    ------------------------------------------ -------------
Daniel R. Gernatt,    Principal Occupations: President and       $16,000
Jr.                   CFO, Gernatt Asphalt Products, Inc.;
Richardson & Taylor   Executive Vice President, Dan Gernatt
Hollow Roads          Gravel Products, Inc.; Vice President,
Collins, NY           Country Side Sand & Gravel, Inc.
Birth  date: July
14, 1940              Other Directorships Held: None

Trustee

Began serving:
February 1988

-------------------------------------------------------------- -------------
George K.             Principal Occupations: Retired             $16,000
Hambleton, Jr.        President, Brand Name Sales, Inc.
1003 Admiral's Walk   (catalog showroom operator); Retired
Buffalo, NY           President, Hambleton & Carr, Inc.
Birth date:           (catalog showroom operator).
February 8, 1933
                      Other Directorships Held: None
Trustee

Began serving:
February 1988

*  Reflects compensation received from the Trust by the Trustees for the period of January 1, 2001 through December 31, 2001, which will be the fiscal year for the VISION Large Cap Growth Fund II, VISION Large Cap
Value Fund II, and VISION Managed Allocation Fund - Moderate Growth II.

OFFICERS

-------------------------------------------------------------- -------------

----------------------                                       ---------------------------------------------------------------------------
                      ---------------------------------------
--------------------                                           ------------
Name                                                              Total
Address               ---------------------------------------  Compensation
----------------------Principal Occupations for Past Five          From
Birth date            Years and Previous Positions               Trust**
Position With Trust
-------------------------------------------------------------- -------------
Edward C. Gonzales    Principal Occupations: President,             $0
--------------------  Executive Vice President and Treasurer
Federated Investors   of other funds distributed by
Tower                 Federated Securities Corp.; Vice
Pittsburgh, PA        Chairman, Federated Investors, Inc.;
Birth date: October   Trustee, Federated Administrative
22, 1930              Services.

Chairman and          Previous Positions:  Trustee or
Treasurer             Director of other funds distributed by
                      Federated Securities Corp.; CEO and
                      Chairman, Federated Administrative
                      Services; Vice President, Federated
                      Investment Management Company,
                      Federated Investment Counseling,
                      Federated Global Investment Management
                      Corp. and Passport Research, Ltd.;
                      Director and Executive Vice President,
                      Federated Securities Corp.; Director,
                      Federated Services Company; Trustee,
                      Federated Shareholder Services Company.

                    ---
--------------------- ---------------------------------------- -------------
Carl W. Jordan        Principal Occupations: President, M&T         $0
One M&T Plaza         Securities, Inc., since 1998;
Buffalo, NY           Administrative Vice President, M&T
Birth date: January   Bank, 1995-1998.
2, 1955

President

--------------------- ---------------------------------------- -------------
Kenneth G. Thompson   Principal Occupations: Vice President,        $0
One M&T Plaza         M&T Bank, since 1999; Regional Sales
Buffalo, NY           Manager, M&T Securities, Inc.,
Birth date:           1995-1999.
September 4, 1964

Vice President

--------------------- ---------------------------------------- -------------
Beth S. Broderick     Principal Occupations: Vice President,        $0
Federated Investors   Mutual Fund Services Division,
Tower                 Federated Services Company.
Pittsburgh, PA
Birth date: August
2, 1965

Vice President and
Assistant Treasurer

-------------------------------------------------------------- -------------
C. Grant Anderson     Principal Occupations: Corporate              $0
Federated Investors   Counsel, Federated Investors, Inc.;
Tower                 Vice President, Federated Services
Pittsburgh, PA        Company.
Birth date:
November 6, 1940

Secretary

-------------------------------------------------------------- -------------
** Officers do not receive any compensation from the Funds.

COMMITTEES of the board
Board     Committee        Committee Functions                         Meetings Held
Committee Members                                                      During Last
                                                                       Fiscal Year

 Audit    Randall I.       The Audit Committee reviews and                  One
          Benderson        recommends to the full Board the
          ---------------  independent auditors to be selected to
          Joseph J.        audit the Funds' financial statements;
          Castiglia        meets with the independent auditors
          John S. Cramer   periodically to review the results of the
          Daniel R.        audits and report the results to the full
          Gernatt, Jr.     Board; evaluates the independence of the
          George K.        auditors, reviews the Funds' internal
          Hambleton, Jr.   audit function;  and investigates any
                           matters brought to the Committee's
                           attention that are within the scope of
                           its duties.

---------------------------------------------------------------------------

Board ownership of shares in the funds and in the TRUST
AS OF dECEMBER 31, 2001
Interested           Dollar            Aggregate
Board Member Name      Range of--Dollar Range of
                     Shares      Shares Owned in
                          Owned--      the Trust
                     in Fund[s]
Mark J. Czarnecki          None    Over $100,000

-------------------

Independent          Dollar            Aggregate
Board Member Name      Range of--Dollar Range of
                     Shares      Shares Owned in
                          Owned--      the Trust
                     in Fund[s]
Randall I.                 None             None
Benderson

Joseph J. Castiglia        None       $1-$10,000

John S. Cramer             None       $1-$10,000

Daniel R. Gernatt,         None             None
Jr.

George K.                  None  $50,000-$100,000
Hambleton, Jr.

---------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Funds.
The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
As required by the Investment Company Act of 1940 ("1940 Act"), the Funds'
Board has initially approved the Funds' investment advisory contract and subadvisory contracts and will have to renew the contracts on a yearly basis after the initial term.  The Board's decision to approve these contracts reflects the exercise of its business judgment.  During its review of these contracts, the Board considers many factors, among the most material of which are: the Funds' investment objectives and any long term performance; the Adviser's and subadvisers' management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; and the range and quality of services provided to the Funds and its shareholders by the M&T Bank organization in addition to investment advisory services.
In assessing the Adviser's and subadvisers' performance of their respective obligations, the Board also considers whether there is likely to occur a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Funds' operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders will invest in the Funds on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Funds.
The Board also considers the compensation and benefits received by the adviser and subadvisers.  This includes fees received for services provided to the Funds by other entities in the M&T organization and research services received by the Adviser and subadviser from brokers that execute Fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation:  the nature and quality of the services provided by the adviser, including the performance of the fund;
the adviser's cost of providing the services; the extent to which the adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent
Board members are fully informed about all facts bearing on the adviser's service and fee.  The Funds' Board is aware of these factors and takes them into account in its review of the Funds' advisory contract.
The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Funds and working with the Adviser and subadviser on matters relating to its funds, and is assisted in its deliberations by the advice of independent legal counsel.
In this regard, the Board requests and receives a significant amount of information about the Funds and the Adviser and subadviser.  M&T provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the
Adviser and subadviser and their respective affiliates; compliance and audit reports concerning the Funds and the companies that service them;
and relevant developments in the mutual fund industry and how the Funds and/or the Adviser and subadviser are responding to them.
The Board also receives financial information about the Adviser and subadviser, including reports on the compensation and benefits the Adviser or subadviser, as the case may be, derives from its relationships with the
Funds.  These reports cover not only the fees under the advisory contracts, but also fees received by the Adviser's or subadviser's affiliates for providing other services to the Funds under separate contracts (e.g., for serving as the Funds' administrator and transfer agent).  The reports also discuss any indirect benefit the Adviser or subadviser may derive from its receipt of research services from brokers who execute fund trades.
The Board  bases  its  decision  to  approve  an  advisory  and  subadviser contract on the totality of the  circumstances  and relevant  factors,  and with a view to past and  future  long-term  considerations.  Not all of the factors and  considerations  identified  above are  relevant to every fund, nor does the Board  consider any one of them to be  determinative.  Because the totality of  circumstances  includes  considering  the  relationship of each  fund to the  VISION  family of funds,  the  Board  does not  approach consideration  of every fund's  advisory  contract as if that were the only fund offered by M&T.

SUB-ADVISER

Large Cap Growth Fund II

The Adviser has delegated daily  management of the Large Cap Growth Fund II to  the  sub-adviser,  Montag  &  Caldwell,  Inc.  (M&C).  Alleghany  Asset
Management,  Inc.  (the  parent  of M&C) was  acquired  by ABN  AMRO  North
America Holding Company on January 31, 2001.

For  its  services  under  the  Sub-Advisory  Agreement,  M&C  receives  an allocable  portion of the advisory fee the Adviser  receives from the Large
Cap Growth  Fund II. The  allocation  is based on the amount of  securities which M&C manages for the Fund.  This fee is paid by the Adviser out of the fees it receives and is not a Fund  expense.  M&C is paid by the Adviser as follows:

alt;R>

Sub-Advisory Fee  Average Daily Net Assets of the Fund
---------------------------------------------------------
0.50%             on  the  first  $50  million   average
                  daily net assets;
---------------------------------------------------------
0.40%             on the next $50 million  average daily
                  net assets; and
---------------------------------------------------------
0.30%             on  the  next  $100  million   average
                  daily net assets; and,
0.20%             on average  daily net assets over $200
                  million.
---------------------------------------------------------

Code of ethics restrictions on personal trading
As required by SEC rules, the Funds, their Adviser, Subadviser and
Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

alt;R>
When  selecting  brokers  and  dealers to handle the  purchase  and sale of
portfolio   instruments,   the  Adviser  and  subadviser  look  for  prompt
execution of the order at a favorable  price.  The Adviser and  sub-adviser will generally use those who are recognized  dealers in specific  portfolio instruments,  except when a better price and  execution of the order can be obtained  elsewhere.  The Adviser and  sub-adviser  may select  brokers and dealers  based on whether they also offer  research  services (as described below).  In  selecting  among firms  believed to meet these  criteria,  the
Adviser and  sub-adviser may give  consideration  to those firms which have sold or are selling  Shares of the Fund and other funds  distributed by the
Distributor and its affiliates.  The Adviser and sub-adviser make decisions on portfolio  transactions and select brokers and dealers subject to review by the Funds' Board.

Research Services
Research  services may include advice as to the  advisability  of investing in securities;  security analysis and reports;  economic studies;  industry studies;  receipt of  quotations  for  portfolio  evaluations;  and similar services.  Research  services may be used by the Adviser or  sub-adviser in advising other  accounts.  To the extent that receipt of these services may
replace   services  for  which  the  Adviser,   the  sub-adviser  or  their
affiliates  might  otherwise  have  paid,  it would  tend to  reduce  their expenses.  The  Adviser,  the  sub-adviser  and their  affiliates  exercise
reasonable   business   judgment  in  selecting  those  brokers  who  offer
brokerage and research services to execute  securities  transactions.  They determine  in good  faith that  commissions  charged  by such  persons  are reasonable  in  relationship  to the value of the  brokerage  and  research services provided.

Investment  decisions  for the Funds are made  independently  from those of other  accounts  managed by the Adviser.  When the Funds and one or more of those  accounts  invests in, or disposes of, the same  security,  available investments  or  opportunities  for sales will be allocated  among the Fund and the  account(s)  in a manner  believed by the Adviser to be  equitable.
While the  coordination  and ability to participate in volume  transactions may benefit the Funds,  it is possible that this procedure  could adversely impact the price paid or received and/or the position  obtained or disposed of by the Funds.

CO-ADMINISTRATORS, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated  Services  Company  (FSC)  and  M&T  Securities,  Inc.  serve  as
co-administrators   to  the  Trust  and  provide  the  Funds  with  certain
administrative  personnel and services  necessary to operate the Funds. The co-administrators  provide  these  at  the  following  annual  rate  of the average aggregate daily net assets of the Funds as specified below:

Fees Payable to FSC:

Maximum              Average  Aggregate  Daily  Net  Assets of
Administrative Fee   the Vision Group of Funds
---------------------------------------------------------------
0.06%                on the first $2 billion
---------------------------------------------------------------
0.03%                on the next $3 billion
---------------------------------------------------------------
0.015%               on assets in excess of $5 billion
---------------------------------------------------------------

Fees Payable to M&T Securities, Inc.:
Maximum              Average  Aggregate  Daily  Net  Assets of
Administrative Fee   the Vision Group of Funds
---------------------------------------------------------------
0.04%                on the first $5 billion
---------------------------------------------------------------
0.015%               on assets in excess of $5 billion
---------------------------------------------------------------

FSC, through its affiliate, Federated Shareholder Services Company (FSSC), a registered transfer agent, also serves as transfer and dividend disbursing agent to the Trust, and receives a separate fee from the Fund for these transfer agency services.

CUSTODIAN AND FUND ACCOUNTANT
State Street Bank and Trust Company,  Boston,  Massachusetts,  is custodian for the securities and cash of the Funds. Foreign instruments  purchased by a Fund are held by foreign banks  participating in a global custody network coordinated  by State  Street  Bank.  State  Street Bank and Trust  Company
provides  financial  administration  and fund  accounting  services for the
Funds for an  aggregate  annual fee of 0.045% of the Funds'  average  daily net assets.

INDEPENDENT Auditors
The  independent  auditors for the Funds,  Ernst & Young LLP,  conducts its audits in accordance  with  auditing  standards  generally  accepted in the
United  States of America,  which require it to plan and perform its audits
to  provide  reasonable   assurance  about  whether  the  Funds'  financial
statements and financial highlights are free of material misstatement.

HOW DO THE FUNDS MEASURE PERFORMANCE?
===========================================================================

The Funds may  advertise  Share  performance  by using the  Securities  and
Exchange  Commission's  (SEC) standard method for  calculating  performance applicable  to all  mutual  funds.  The  SEC  also  permits  this  standard performance  information  to be  accompanied  by  non-standard  performance information.

Share  performance  reflects the effect of non-recurring  charges,  such as maximum sales charges, which, if excluded,  would increase the total return and yield.  The  performance  of Shares  depends  upon such  variables  as:
portfolio quality;  average portfolio maturity; type and value of portfolio securities;  changes in interest rates;  changes or differences in a Fund's or any  class  of  Shares'  expenses;  and  various  other  factors.  Share performance  does not  reflect  any  charges  and  expenses  that  would be imposed under a variable  insurance  product  contract.  Were the effect of such charges to be included, Share performance would be lower.

Share performance  fluctuates on a daily basis largely because net earnings fluctuate  daily.  Both net  earnings  and  offering  price  per  Share are factors in the computation of yield and total return.

TOTAL RETURN
Total return  represents  the change  (expressed  as a  percentage)  in the value  of  Shares  over  a  specific  period  of  time,  and  includes  the investment of income and capital gains distributions.

The average annual total return for Shares is the average  compounded  rate of  return  for  a  given  period  that  would  equate  a  $10,000  initial investment to the ending  redeemable value of that  investment.  The ending redeemable  value is computed by multiplying  the number of Shares owned at the end of the  period by the NAV per Share at the end of the  period.  The number of Shares  owned at the end of the  period is based on the number of
Shares  purchased  at the  beginning of the period with  $10,000,  less any applicable  sales  charge,  adjusted  over  the  period  by any  additional
Shares,   assuming   the  annual   reinvestment   of  all   dividends   and
distributions.

alt;R>

When Shares of a Fund are in existence  for less than a year,  the Fund may advertise  cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD
The yield of Shares of the Funds is  calculated  by  dividing:  (i) the net investment  income per Share earned by the Shares over a 30-day period;  by
(ii) the  maximum  offering  price per Share on the last day of the period.
This number is then annualized using  semi-annual  compounding.  This means that the amount of income  generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested  every six months.

To the extent investment  professionals and  broker/dealers  charge fees in connection  with  services  provided in  conjunction  with an investment in
Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

|     references to ratings,  rankings,  and financial  publications and/or performance comparisons of Shares to certain indices;

|     charts,  graphs  and  illustrations  using  the  Funds'  returns,  or returns  in  general,  that  demonstrate  investment  concepts  such  as
   tax-deferred   compounding,   dollar-cost   averaging   and   systematic
   investment;

|     discussions  of economic,  financial and political  developments  and
   their  impact  on  the  securities   market,   including  the  portfolio
   manager's views on how such developments could impact the Funds; and

|     information  about the mutual fund  industry from sources such as the
   Investment Company Institute.

The Funds may compare their  performance,  or performance  for the types of securities  in which  they  invest,  to a  variety  of  other  investments, including  federally  insured bank products such as bank savings  accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding  individual countries and regions, world stock exchanges,  and economic and demographic statistics.

You  may  use  financial  publications  and/or  indices  to  obtain  a more complete view of Share performance.  When comparing performance, you should consider all relevant  factors such as the  composition  of the index used, prevailing market  conditions,  portfolio  compositions of other funds, and methods used to value portfolio  securities and compute offering price. The financial  publications  and/or  indices which the Funds use in advertising may include:

|     Lipper  Analytical  Services,   Inc.  ranks  funds  in  various  fund
   categories by making comparative  calculations using total return. Total return assumes the reinvestment of all capital gains  distributions  and income  dividends  and takes into  account any change in net asset value over a specific  period of time.  From time to time, the Government Fund and the NY  Municipal  Income Fund will quote their  Lipper  rankings in the "General U.S.  Government  Funds" and the "New York  Municipal  Bond
   Funds"  categories,  respectively,  in advertising and sales literature.
   (All Funds)

|     Dow Jones  Industrial  Average  ("DJIA")  represents  share prices of selected blue chip  industrial  corporations.  The DJIA indicates  daily changes in the average price of stock of these corporations.  Because it represents the top corporations of America,  the DJIA index is a leading economic indicator for the stock market as a whole. (Equity Funds)

|     Standard & Poor's  Daily  Stock  Price  Indices of 500 And 400 Common
   Stocks   are   composite   indices   of  common   stocks  in   industry,
   transportation,  and financial and public utility  companies that can be used to  compare  to the total  returns of funds  whose  portfolios  are invested primarily in common stocks. In addition,  the Standard & Poor's indices  assume  reinvestment  of all dividends paid by stocks listed on its indices.  Taxes due on any of these  distributions are not included, nor are  brokerage  or other fees  calculated  in the  Standard & Poor's figures. (Equity Funds)

|     Standard   &   Poor's    500/Barra    Value   Index   is   a   market
   capitalization-weighted  index of the  stocks in the  Standard  & Poor's
   500 Index having the highest book to price  ratios.  The index  consists of approximately half of the S&P 500 on a market  capitalization  basis.
   (Large Cap Value Fund II)

|     Consumer  Price  Index is  generally  considered  to be a measure  of inflation. (All Funds)

|     New York Stock  Exchange  Composite  Index is a market value weighted index which  relates all NYSE stocks to an aggregate  market value as of
   December 31, 1965, adjusted for capitalization changes. (Equity Funds)

|     Value Line  Composite  Index consists of  approximately  1,700 common equity securities.  It is based on a geometric average of relative price changes of the  component  stocks and does not include  income.  (Equity
   Funds)

|     Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities issued by the U.S.
   Treasury maturing in 30 days.

|     Bank Rate Monitor National Index, Miami Beach, Florida, is a
   financial reporting service which publishes weekly average rates of 50 leading banks and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard
   Metropolitan Statistical Areas. Account minimums range upward from
   $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

|     Donoghue's Money Fund Report publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market
   Insight publication reports monthly and year-to-date investment results for the same money funds.

|     Morningstar,  Inc., an independent  rating service,  is the publisher of the bi-weekly Mutual Fund Values.  Mutual Fund Values rates more than
   l,000  NASDAQ-listed  mutual  funds  of all  types,  according  to their risk-adjusted  returns.  The maximum  rating is five stars,  and ratings are effective for two weeks. (All Funds)

Advertising and other  promotional  literature may include  charts,  graphs and other  illustrations  using the Funds' returns,  or returns in general,
that   demonstrate   basic   investment   concepts  such  as   tax-deferred
compounding,  dollar-cost averaging and systematic investment. In addition, a Fund  can  compare  its  performance,  or  performance  for the  types of securities in which it invests, to a variety of other investments,  such as federally  insured bank products,  including  time  deposits,  bank savings accounts,  certificates of deposit, and Treasury bills, and to money market funds  using  the  Lipper  Analytical  Services  money  market  instruments average.  Unlike federally  insured bank products,  the Shares of the Funds are not insured.  Unlike money market  funds,  which  attempt to maintain a stable  net asset  value,  the net asset  value of the  Income  and  Equity
Funds' Shares fluctuates.  Advertisements may quote performance information which does not reflect the effect of any applicable sales charges.

Mutual Fund Market
alt;R>
Forty-nine  percent of American  households  are pursuing  their  financial goals through  mutual funds.  These  investors,  as well as businesses  and institutions,  have  entrusted  over $6.8  trillion  to the more than 8,157 funds available according to the Investment Company Institute.

alt;R>

INVESTMENT RATINGS
===========================================================================

Standard and Poor's

Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for  debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt  subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.
In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The
CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Commercial Paper (CP) Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+)
designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Short-Term Municipal Obligation Ratings
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating
(long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1.
(The definitions for the long-term and the short-term ratings are provided below.)

Moody's Investors Service, Inc.

Long-Term Bond Rating Definitions
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations,
(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial Paper Ratings
P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.
Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Short-Term Municipal Obligation Ratings
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated
Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the
MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

Fitch IBCA, Inc./Fitch Investors Service, L.P.

Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments,  short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely  payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued
timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

Short-Term Debt Rating Definitions
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Commercial Paper Rating Definitions
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Long-Term Debt Ratings
NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

Other Considerations

Among the  factors  considered  by  Moody's  in  assigning  bond,  note and
commercial  paper  ratings  are  the  following:   (i) evaluation   of  the
management  of  the  issuer;  (ii)  economic  evaluation  of  the  issuer's industry or  industries  and an appraisal of  speculative-type  risks which may be  inherent  in  certain  areas;  (iii)  evaluation  of  the  issuer's
products  in  relation  to  competition  and  customer   acceptance;   (iv)
liquidity;  (v)  amount  and  quality  of  long-term  debt;  (vi)  trend of earnings over a period of 10 years;  (vii)  financial  strength of a parent company  and the  relationships  which  exist with the  issuer;  and (viii)
recognition by management of obligations  which may be present or may arise as a result of public  interest  questions  and  preparations  to meet such obligations.

Among the factors  considered by S&P in assigning bond, note and commercial paper ratings are the  following:  (i) trend of earnings and cash flow with allowances made for unusual  circumstances,  (ii) stability of the issuer's industry,  (iii) the issuer's  relative  strength  and position  within the industry and (iv) the reliability and quality of management.

ADDRESSES
===========================================================================

VISION Large Cap Value Fund II

VISION Large Cap Growth Fund II

VISION Managed Allocation Fund - Moderate Growth II

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Tower
Pittsburgh, PA 15222-3779

alt;R>

Investment Adviser
M&T Asset Management Department of
Manufacturers and Traders Trust Company
One M&T Plaza
Buffalo, NY 14203

Sub-Adviser to VISION Large Cap Growth Fund II
Montag & Caldwell, Inc.
3455 Peachtree Road, N.E.
Suite 1200
Atlanta, GA 30326-3248

Co-Administrator
M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203
alt;R>
Co-Administrator
Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Custodian and Fund Accountant
State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PART C.    OTHER INFORMATION.
Item 23.
            (a)   (i)   Conformed copy of Amended Articles of Incorporation
                  of the Registrant; (21)
                  (ii)  Conformed copy of Articles Supplementary; (8)
                  (iii) Conformed copy of Articles Supplementary dated May 29,
                        1996; (15)
(iv)  Conformed copy of Articles Supplementary dated  April 20, 1998; (21)
(v)         Conformed Copy of Articles of Amendment effective     June 1,
                     1999; (25)
(vi)        Conformed Copy of Articles Supplementary effective
                     June 1, 1999; (25)
(vii)       Conformed copy of Articles Supplementary, dated June 21, 1999;
                        (30)
                  (viii)Conformed copy of Certificate of Correction, dated August
                        3, 1999; (30)
(ix)  Conformed copy of Articles of Amendment, dated August 2, 1999; (30)
(x)   Conformed copy of Articles Supplementary, dated August 2, 1999; (30)
(xi)  Conformed copy of Articles of Amendment, dated October 14, 1999; (30)
(xii) Conformed copy of Articles Supplementary, dated June 1, 2000; (30)
(xiii)      Conformed copy of Agreement and Declaration of Trust of Vision
                        Group of Funds, a Delaware Business Trust (reorganization
                        of Registrant); (33)
                  (xiv) Conformed copy of Certificate of Trust of Vision Group of
                        Funds, a Delaware Business Trust (reorganization of
                        Registrant); (33)
            (b)   (i)   Copy of By-Laws of the Registrant; (11)
                  (ii)  Copy of Amendment No. 1 to Bylaws; (21)

+   All exhibits have been filed electronically
8.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 11 on Form N-1A filed September 3, l993.  (File Nos.
      33-20673 and 811-5514)
11.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 19 on Form N-1A filed June 27, 1994.  (File Nos. 33-20673 and 811-5514)
15.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 24 on Form N-1A filed December 20, 1996.  (File Nos.
      33-20673 and 811-5514)
21.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 31 on Form N-1A filed April 22, 1998 (File Nos. 33-20673 and 811-5514)
25.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 37 on Form N-1A filed June 23, 1999, (File Nos. 33-20673 and 811-5514)
30.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 42 on Form N-1A filed June 28, 2000, (File Nos. 33-20673 and 811-5514)
33.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 46 on Form N-1A filed February 14, 2001, (File Nos.
      33-20673 and 811-5514)

                  (iii) Copy of By-Laws of Vision Group of Funds, a Delaware
                        Business Trust (reorganization of Registrant); (31)
            (c)   (i)   Copy of Specimen Certificate for Shares of Capital
                        Stock of the Registrant; (8)
                  (ii)  Copy of Specimen Certificate for Shares of Capital
                        Stock of the Vision Capital Appreciation Fund; (15)
            (d)   (i)   Conformed copy of Investment Advisory Contract of the
                        Registrant; (9)
(ii)        Conformed copy of Sub-advisory Agreement for the      Vision
                     New York Tax-Free Money Market Fund; (23)
                  (iii) Conformed copy of Exhibit B to Investment Advisory
                        Contract; (14)
(iv)   Conformed copy of Exhibit C to Investment Advisory   Contract; (19)
(v)         Conformed copy of Investment Advisory Contract for    the
                     Vision New York Tax-Free Money Market Fund   including
                     Exhibit A; (23)
                  (vi)  Conformed copy of Exhibit D to the Investment Advisory
                        Contract; (28)
                  (vii) Conformed copy of Exhibit E to the Investment Advisory
                        Contract; (28)
                  (viii)Conformed copy of Assignment of Sub-Advisory Agreement for Vision New York Tax-Free Money Market Fund; (28)

+   All exhibits have been filed electronically
8.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 11 on Form N-1A filed September 3, l993.  (File Nos.
      33-20673 and 811-5514)
9.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 13 on Form N-1A filed December 27, 1993 (File Nos. 33-20673 and 811-5514)
14.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 23 on Form N-1A filed June 27, 1996.  (File Nos. 33-20673 and 811-5514)
15.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 24 on Form N-1A filed December 20, 1996.  (File Nos.
      33-20673 and 811-5514)
19.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 29 on Form N-1A filed September 24, 1997.  (File Nos.
      33-20673 and 811-5514)
23.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 34 on Form N-1A filed March 12, 1999, (File Nos. 33-20673 and 811-5514)
28.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 40 on Form N-1A filed February 29, 2000 (File Nos. 33-
      20673 and 811-5514)
31.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 43 on Form N-1A filed August 25, 2000, (File Nos. 33-20673 and 811-5514)

                 (ix)   Conformed copy of Sub-advisory Agreement for the Vision
                        Mid Cap Stock Fund; (34)
                 (x)    Conformed copy of Sub-advisory Agreement for the Vision
                        Large Cap Growth Fund; (33)
                 (xi)   Conformed copy of Investment Advisory Contract Letter
                        Agreement, dated October 24, 2000. (33)
                 (xii)  Conformed copy of Investment Advisory Agreement of the
                        Registrant (11 funds) dated November 1, 2000, and
                        Exhibits A through K; (34)
                 (xiii) Conformed copy of Investment Advisory Agreement of the
                        Registrant (2 money market funds) dated
                        November 1, 2000; (34)
                 (xiv)  Conformed copy of Investment Advisory Agreement of the
                        Registrant (5 funds) dated November 1, 2000, and
                        Exhibits A through D; (34)
                 (xv)   Conformed copy of Sub-Advisory Agreement for the Vision
                        New York Tax-Free Money Market Fund, dated November 1,
                        2000; (34)
                 (xvi)  Conformed copy of Sub-Advisory Agreement for the Vision
                        Small Cap Stock Fund (Mazama Capital Management, Inc.),
                        dated July 2, 2001; (34)
                 (xvii) Conformed copy of Amendment to Sub-Advisory Agreement for Vision Small Cap Stock Fund (Mazama Capital
                        Management, Inc.), dated February 21, 2001; (35)
                 (xviii)Conformed copy of Sub-Advisory Agreement for Vision
                        Small Cap Stock Fund (LSV Asset Management), dated July
                        2, 2001 and Amendment; (35)
            (e)  (i)    Conformed copy of Distributor's Contract of the
                        Registrant; (9)
                 (ii)   Conformed copy of Exhibit C to Distributor's Contract;
                        (14)
                 (iii)  Conformed copy of Exhibit D to the Distributor's
                        Contract; (20)
(iv)        Conformed copy of Exhibit E to the Distributor's
                    Contract; (22)
(v)         Conformed Copy of Exhibit F to the Distributor's Contract;
                     (25)
(vi)        Conformed Copy of Exhibits G & H to the Distributor's
                     Contract; (26)
                 (vii)  Conformed copy of Administrative Services Agreement of the Registrant; (9)
(viii)      Conformed copy of Shareholder Services Plan of Registrant; (9)

__________________________________
                                  --
+   All exhibits have been filed electronically
9.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 13 on Form N-1A filed December 27, 1993 (File Nos. 33-20673 and 811-5514)
14.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 23 on Form N-1A filed June 27, 1996.  (File Nos. 33-20673 and 811-5514)
20.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 30 on Form N-1A filed December 22, 1997.  (File Nos.
      33-20673 and 811-5514)
22.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 32 on Form N-1A filed July 8, 1998.  (File Nos. 33-20673 and 811-5514)
25.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 37 on Form N-1A filed June 23, 1999, (File Nos. 33-20673 and 811-5514)
26.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 38 on Form N-1A filed August 20, 1999, (File Nos. 33-20673 and 811-5514)
28.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 40 on Form N-1A filed February 29, 2000 (File Nos. 33-
      20673 and 811-5514)

29.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 41 on Form N-1A filed April 14, 2000 (File Nos. 33-
      20673 and 811-5514)
33.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 46 on Form N-1A filed February 14, 2001, (File Nos.
      33-20673 and 811-5514)

34.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 48 on Form N-1A filed August 27, 2001, (File Nos. 33-20673 and 811-5514)
35.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 49 on Form N-1A filed December 21, 2001, (File Nos.
      33-20673 and 811-5514)

I.          Conformed copy of Exhibit A to Amended and Restated
                    Shareholder Services Plan; (22)
II.         Conformed copy of Amendment #2 to Exhibit A to  Amended and
                    Restated Shareholder Services Plan; (26)
III.        Conformed copy of Amended and Restated Shareholder    Services
                    Agreement; (13)
IV.         Copy of Amendment No. 1 to Exhibit A to Shareholder   Services
                    Agreement; (14)
(xiii)      Conformed Copy of Amendment No. 2 to Exhibit A to
                        Shareholder Services Agreement; (28)
                 (xiv)  Conformed copy of Amendment No. 1 to Exhibit A to
                 Amended and Restated Shareholder Services Plan; (24)
                 (xv)   Conformed copy of Amendment No. 3 to Exhibit A to
                        Shareholder Services Agreement; (28)
                 (xvi)  Conformed copy of Amendment No. 4 to Exhibit A to
                        Shareholder Services Agreement; (28)
                 (xvii) Conformed copy of Exhibit I to the Distributor's
                        Contract; (28)
                 (xviii)Conformed copy of Amendment No. 3 to Exhibit A to
                        Amended and Restated Shareholder Services Plan; (28)
                 (xix)   Conformed copy of Distributor's Contract of the
                         Registrant, dated November 1, 2000; (33)
                 (xx)    Conformed copy of Shareholder Services Agreement
                         Letter Agreement, dated October 24, 2000; (33)
                 (xxi)   Conformed copy of Shareholder Services Plan of the
                         Registrant, dated November 1, 2000. (33)
                 (xxii)  Conformed copy of Agreement for Administrative
                         Services of the Registrant, dated November 1, 2000;
                         (34)
                 (xxiii) Conformed copy of Shareholder Services Agreement,
                         dated November 8, 2000; (34)
                 (xxiv)  Conformed copy of Exhibit A to the Shareholder
                          Services Agreement; (35)
                 (xxv)   Conformed copy of Exhibit A to the Shareholder
                          Services Plan; (35)
                 (xxvi)  Conformed copy of Exhibit F to the Distributor's
                          Contract; (35)
            (f)   Not applicable;
            (g)   (i)   Conformed copy of Custodian Agreement of the
                        Registrant; (12)
                  (ii)  Copy of Amendment No. 2 to Exhibit A to
                        Custodian Contract; (14)
                  (iii) Copy of Amendment No. 3 to Exhibit A to Custodian
                        Contract; (18)

__________________________________
                                  --
+   All exhibits have been filed electronically
12.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 20 on Form N-1A filed June 26, 1995. (File Nos. 33-20673 and 811-5514)
13.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 19 on Form N-1A filed May 3, 1996.  (File Nos. 33-20673 and
      811-5514)
14.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 23 on Form N-1A filed June 27, 1996.  (File Nos. 33-20673 and 811-5514)
18.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 28 on Form N-1A filed August 6, 1997. (File Nos. 33-20673 and 811-5514)
22.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 32 on Form N-1A filed July 8, 1998.  (File Nos. 33-20673 and 811-5514)
24.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 36 on Form N-1A filed June 11, 1999, (File Nos. 33-20673 and 811-5514)
26.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 38 on Form N-1A filed August 20, 1999, (File Nos. 33-20673 and 811-5514)
28.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 40 on Form N-1A filed February 29, 2000 (File Nos. 33-
      20673 and 811-5514)
33.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 46 on Form N-1A filed February 14, 2001, (File Nos.
      33-20673 and 811-5514)
34.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 48 on Form N-1A filed August 27, 2001, (File Nos. 33-20673 and 811-5514)
35.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 49 on Form N-1A filed December 21, 2001, (File Nos.
      33-20673 and 811-5514)

                  (iv)  Conformed copy of State Street Domestic Custody Fee
      Schedule; (20)
                  (v)   Conformed copy of Amendment No. 4 to Exhibit A to
                        Custodian Contract; (25)
                  (vi)  Conformed copy of Amendment No. 5 to Exhibit A to
                  Custodian Contract; (26)
                  (vii)  Conformed copy of Custodian Agreement of the
                         Registrant, dated November 8, 2000. (33)
                  (viii)Copy of Schedules A-D to the Custodian Agreement of
                        the Registrant; (34)
            (h)   (i)   Conformed copy of Agreement for Fund Accounting
                        Services and Transfer Agency Services; (16)
                  (ii)  Copy of Exhibit 1 to Agreement for Fund Accounting
                        Services and Transfer Agency Services; (18)
                  (iii) Conformed copy of Amendment to Administrative Services
                        Agreement and the Agreement for Fund Accounting Services
                        and Transfer Agency Services; (20)
                  (iv)  Conformed copy of Amendment No. 1 to Exhibit 1 to
                        Agreement for Fund Accounting Services and Transfer
                        Agency Services; (22)
                  (v)    Conformed copy of Amendment #2 to Exhibit 1 to the
                        Agreement for Fund Accounting Services and Transfer
                        Agency Services; (24)
                  (vi)   Conformed copy of Amendment #3 to Exhibit 1 to the
                        Agreement for Fund Accounting Services and Transfer
                        Agency Services; (26)
                  (vii) Conformed copy of Recordkeeping Agreement including
                         exhibits A-C; (23)
                  (viii)Conformed copy of Amendment #1 to Exhibit A to the
                        Recordkeeping Agreement; (28)
                  (ix)  Conformed copy of Sub-Transfer Agency Agreement; (23)

__________________________________
                                  --
+   All exhibits have been filed electronically
16.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 26 on Form N-1A filed June 20, 1997. (File Nos. 33-20673 and 811-5514)
18.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 28 on Form N-1A filed August 6, 1997. (File Nos. 33-20673 and 811-5514)
20.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 30 on Form N-1A filed December 22, 1997.  (File Nos.
      33-20673 and 811-5514)
22.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 32 on Form N-1A filed July 8, 1998.  (File Nos. 33-20673 and 811-5514)
23.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 34 on Form N-1A filed March 12, 1999.  (File Nos. 33-20673 and 811-5514)
24.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 36 on Form N-1A filed June 11, 1999, (File Nos. 33-20673 and 811-5514)
25.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 37 on Form N-1A filed June 23, 1999, (File Nos. 33-20673 and 811-5514)
26.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 38 on Form N-1A filed August 20, 1999, (File Nos. 33-20673 and 811-5514)
28.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 40 on Form N-1A filed February 29, 2000 (File Nos. 33-
      20673 and 811-5514)
33.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 46 on Form N-1A filed February 14, 2001, (File Nos.
      33-20673 and 811-5514)
34.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 48 on Form N-1A filed August 27, 2001, (File Nos. 33-20673 and 811-5514)

                  (x)   Conformed copy of Amendment No. 1 to Exhibit A of the
                        Sub-Transfer Agency Agreement; (26)
                  (xi)  Conformed copy of Amendment No. 2 to Exhibit A to the
                        Recordkeeping Agreement; (27)
                  (xii) Conformed copy of Amendment No. 4 to Exhibit 1 to the
                        Agreement for Fund Accounting Services and Transfer
                        Agency Services. (28)
                  (xiii)Conformed copy of Amendment No. 2 to Exhibit A to the
                        Sub-Transfer Agency Agreement; (30)
                  (xiv) Copy of Exhibit B to the Sub-Transfer Agency Agreement;
                        (30)
                  (xv)  Conformed copy of Agreement for Administrative Services and Transfer Agency Services, dated
                         November 1, 2000; (32)
                  (xvi)  Conformed copy of Financial Administration and
                         Accounting Services Agreement between Registrant
                         And State Street Bank and Trust Company, dated
                         November 8, 2000. (33)
            (i)   Conformed copy of Opinion and Consent of Counsel as to
                  legality of shares being registered; (11)
            (j)   Not applicable;
            (k)   Not applicable;
            (l)   Conformed copy of Initial Capital Understanding; (11)
(m)   (i)   Copy of Rule 12b-1 Plan; (7)
                  (ii)  Conformed copy of 12b-1 Plan for Class B Shares and
      Exhibit A; (26)
                  (iii) Conformed copy of Exhibit B to Rule 12b-1 Plan; (14)
                  (iv)  Conformed copy of Exhibit C to Rule 12b-1 Plan; (20)
                  (v)   Conformed copy of Exhibit D to Rule 12b-1 Agreement; (22)
                  (vi)  Copy of Rule 12b-1 Agreement; (7)
                  (vii) Copy of Exhibit B to Rule 12b-1 Agreement; (14)

__________________________________
                                  --

+ All Exhibits have been filed electronically.
7.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 9 on Form N-1A filed June 17, 1993.  (File Nos. 33-20673 and 811-5514)
11.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 19 on Form N-1A filed June 27, 1994.  (File Nos. 33-20673 and 811-5514)
14.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 23 on Form N-1A filed June 27, 1996.  (File Nos. 33-20673 and 811-5514)
20.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 30 on Form N-1A filed December 22, 1997.  (File Nos.
      33-20673 and 811-5514)
22.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 32 on Form N-1A filed July 8, 1998.  (File Nos. 33-20673 and 811-5514)
26.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 38 on Form N-1A filed August 20, 1999, (File Nos. 33-20673 and 811-5514)
27.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 39 on Form N-1A filed October 21, 1999, (File Nos. 33-20673 and 811-5514)
28.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 40 on Form N-1A filed February 29, 2000 (File Nos. 33-
      20673 and 811-5514)
30.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 42 on Form N-1A filed June 28, 2000, (File Nos. 33-20673 and 811-5514)
32.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 45 on Form N-1A filed November 8, 2000, (File Nos. 33-20673 and 811-5514)
33.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 46 on Form N-1A filed February 14, 2001, (File Nos.
      33-20673 and 811-5514)

                  (viii)Copy of Exhibit B to Rule 12b-1 Agreement; (14)
                  (ix)  Copy of Exhibit C to Rule 12b-1 Agreement; (18)
                  (x)   Amended and Restated Plan with conformed copy of
                        Exhibit D; (22)
(xi)  Copy of Dealer (Sales) Agreement; (7)
                  (xii) Conformed copy of Exhibit E to Rule 12b-1 Plan; (24)
                  (xiii)Conformed copy of Exhibit F to Rule 12b-1 Plan; (26)
                  (xiv) Conformed copy of Exhibit B to the Class B Shares
                        Rule 12b-1 Plan; (28)
                  (xv)  Conformed copy of Rule 12b-1 Plan Letter
                        Agreement, dated October 24, 2000; (33)
                  (xvi) Conformed copy of Rule 12b-1 Plan regarding Class
                        A Shares and Class S Shares; (33)
                  (xvii) Conformed copy of Rule 12b-1 Plan regarding Class
                        B Shares; (33)
                  (xviii)Form of Rule 12b-1 Agreement. (33)
            (n)   (i)   Conformed copy of the Registrant's Multiple Class Plan
                        with conformed copies of Exhibits A and B; (22)
(ii)  Conformed copy of Exhibit C to the Multiple Class Plan; (26)
(iii)                  Conformed copy of Exhibit D to the Multiple Class
Plan; (28)
(iv)  Conformed copy of Multiple Class Plan dated November 1, 2000; (33)
(v)                     Conformed copy of Multiple Class Plan dated
                        May 23, 2001; (34)
(vi)                    Conformed copy of Exhibit E to the Multiple Class
Plan; (35)
            (o)   Conformed copy of Power of Attorney; (31)
                  (i) Conformed copy of Power of Attorney of Trustee John S.
                      Cramer; (33)
            (p)   (i)   Copy of Code of Ethics for Access Persons
                        (Manufacturers and Traders Trust Company); (30)
                  (ii)  Copy of Code of Ethics of Vision Group of Funds,
                        Inc.; (29)
                  (iii) Copy of Montag & Caldwell, Inc. Code of Ethics and
                        Standards of Practice; (34)
                  (iv)  Copy of Independence Investment Associates, Inc. and
                        Subsidiaries Code of Ethics; (30)

__________________________________
                                  --
+  All exhibits have been filed electronically
7.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 9 on Form N-1A filed June 17, 1993.  (File Nos. 33-20673 and 811-5514)
14.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 23 on Form N-1A filed June 27, 1996.  (File Nos. 33-20673 and 811-5514)
18.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 28 on Form N-1A filed August 6, 1997. (File Nos. 33-20673 and 811-5514)
22.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 32 on Form N-1A filed July 8, 1998.  (File Nos. 33-20673 and 811-5514)
24.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 36 on Form N-1A filed June 11, 1999, (File Nos. 33-20673 and 811-5514)
26.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 38 on Form N-1A filed August 20, 1999, (File Nos. 33-20673 and 811-5514)
28.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 40 on Form N-1A filed February 29, 2000 (File Nos. 33-
      20673 and 811-5514)
29.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 41 on Form N-1A filed April 14, 2000, (File Nos. 33-20673 and 811-5514)
30.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 42 on Form N-1A filed June 28, 2000, (File Nos. 33-20673 and 811-5514)
31.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 43 on Form N-1A filed August 25, 2000, (File Nos. 33-20673 and 811-5514)
33.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 46 on Form N-1A filed February 14, 2001, (File Nos.
      33-20673 and 811-5514)
34.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 48 on Form N-1A filed August 27, 2001, (File Nos. 33-20673 and 811-5514)
35.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 49 on Form N-1A filed December 21, 2001, (File Nos.
      33-20673 and 811-5514)

                  (v)   The Registrant hereby incorporates, on behalf of the
                        Distributor and a Sub-Adviser, the conformed copy of
                        the Code of Ethics for Access Persons from Item 23(p)
      of the Federated Managed Allocation Portfolios
                        Registration Statement on Form N-1A filed with the
                        Commission on January 25, 2001 (File Nos. 33-51247
                        and 811-7129).
                  (vi)  Copy of Code of Ethics of Martindale Andres & Company,
                        LLC; (32)
                  (vii) Copy of Code of Ethics of UBS Brinson/Brinson Partners,
                        Inc.; (32)
                  (viii)Copy of Code of Ethics of LSV Asset Management; (34)
                  (ix)  Copy of Code of Ethics of Mazama Capital Management,
                        Inc.; (34)

Item 24.    Persons Controlled by or Under Common Control with Registrant:
            --------------------------------------------------------------
            None

Item 25.    Indemnification:  7
            ----------------

Item 26.    Business and Other Connections of Investment Adviser:
            -----------------------------------------------------

    (a)     M&T Asset Management, a department of Manufacturers & Traders Trust
            Company ("M&T Bank") performs investment advisory services for the
            Registrant.  M&T Bank is the principal banking subsidiary of M&T
            Bank Corporation, a $28.9 billion bank holding company, as of
            December 31, 2000, headquartered in Buffalo, New York.  As of
            December 31, 2000, M&T Bank had over 449 offices throughout New
            York State and Pennsylvania, and an office in Nassau, The Bahamas.

            M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout western New York and Pennsylvania. As of
            December 31, 2000, M&T Bank had over $7.7 billion in assets under management for which it has investment discretion (which includes employee benefits, personal trusts, estates, agencies and other accounts).  As of December 3l, 2000, M&T Bank managed $2.4 billion in VISION money market mutual fund assets and $313.4 million in net assets of fluctuating mutual funds.  Except for VISION Group of
            Funds, M&T Bank does not presently provide investment advisory services to any other registered investment companies.

            The principal executive Officers and the Directors of M&T Bank are set forth in the following tables.  Unless otherwise noted, the position listed under Other Substantial Business, Profession,
            Vocation or Employment is with M&T Bank.

_____________________
                     ---------------

+ All Exhibits have been filed electronically.
7.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 9 on Form N-1A filed June 17, 1993.  (File Nos. 33-20673 and 811-5514)
32.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 45 on Form N-1A filed November 8, 2000, (File Nos. 33-20673 and 811-5514)
34.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 48 on Form N-1A filed August 27, 2001, (File Nos. 33-20673 and 811-5514)

      (b)
                                                      Other Substantial
                                Position with         Business, Profession,
     Name                       the Adviser           Vocation or Employment

William F. Allyn                Director              President, Welch Allyn
P.O. Box 50                                           Ventures, LLC
Skaneateles Falls, NY  13153-0050

Brent D. Baird                  Director              Private Investor
1350 One M&T Plaza
Buffalo, NY  14203-2396

Robert J. Bennett               Director and          Chairman, M&T Bank
P.O. Box 4983                   Executive Officer     Corporation and Vice
Syracuse, NY  13221-4983                              Chairman, M&T Bank

C. Angela Bontempo              Director              President and Chief
207 Commerce Drive                                    Executive Officer,
Amherst, NY  14228-2302                               Bryant and Stratton
                                                      Business Institute, Inc.

Robert T. Brady                 Director              Chairman of the Board
East Aurora, NY  14052-0018                           and Chief Executive
Officer, Moog Inc.

Emerson L. Brumback             Executive Officer     Executive Vice
One M&T Plaza, 19th Floor                             President, M&T Bank
Buffalo, NY  14203-2396                               Corporation and
                                                      M&T Bank

R. Carlos Carballada            Director              Assistant to the
255 East Avenue                                       Chairman, M&T Bank
3rd Floor                                             Corporation and
Rochester, NY 14604-2624                              M&T Bank

Atwood Collins, III             Executive Officer     Executive Vice
350 Park Avenue                                       President and
6th Floor                                             Chairman,
New York, NY  10022-6022                              New York City Division
                                                      of Manufacturers and
Traders Trust Company;
                                                      and Executive Vice
                                                      President, M&T Bank
                                                      Corporation

Mark J. Czarnecki               Executive Officer     Executive Vice
One M&T Plaza                                         President,
9th Floor                                             Manufacturers and
Buffalo, NY  14203-2399                               Traders Trust Company

Richard E. Garman               Director              President and Chief
2544 Clinton Street                                   Executive Officer,
Buffalo, NY  14224-1092                               A.B.C. Paving Co., Inc.
and Buffalo Crushed                                               Stone, Inc.

                                                      Other Substantial
                                Position with         Business, Profession,
     Name                       the Adviser           Vocation or Employment

James V. Glynn                  Director              President,
151 Buffalo Avenue                                    Maid of the Mist
Suite 204                                             Corporation
Niagara Falls, NY  14303-1288

Brian E. Hickey                 Executive Officer     Executive Vice President
255 East Avenue                                       and President, Rochester
3rd Floor                                             Division-Manufacturers
Rochester, NY  14604-2624                             and Traders Trust
Company; and Executive
                                                      Vice President,
                                                      M&T Bank Corporation

Patrick W.E. Hodgson            Director              President, Cinnamon
60 Bedford Road                                       Investments Limited
2nd Floor
Toronto, Ontario
Canada  M5R2K2

James L. Hoffman                Executive Officer     Executive Vice President
700 Corporate Blvd.                                   and President, Hudson
Suite 701                                             Valley Division-Newburgh,
NY  12550-6046                                        Manufacturers
                                                      and Traders Trust
Company; and
                                                      Executive Vice
President, M&T Bank                                               Corporation

Samuel T. Hubbard, Jr.          Director              President & Chief
1059 West Ridge Road                                  Executive Officer,
Rochester, NY  14615-2731                             Genessee Corporation

Adam C. Kugler                  Executive Officer     Executive Vice President
350 Park Avenue                                       and Treasurer, M&T Bank
6th Floor                                             Corporation and M&T Bank
New York, NY  10022-6022

Ray E. Logan                    Executive Officer     Executive Vice
One M&T Plaza                                         President, M&T Bank
11th Floor
Buffalo, NY 14203-2399

Reginal B. Newman, II           Director              President, NOCO
2440 Sheridan Drive                                   Energy Corp.
Tonawanda, NY 14150-9416

Peter J. O'Donnell, Jr.         Director              President and Chief
675 Highland Avenue                                   Executive Officer, Pine
Clark Green, PA 18411-2502                            Tree Management
                                                      Corporation

                                                      Other Substantial
                                Position with         Business, Profession,
     Name                       the Adviser           Vocation or Employment

Jorge G. Pereira                Director              Vice Chairman of the
350 Park Avenue                                       Board, M&T Bank
6th Floor                                             Corporation and
New York, NY  10022-6022                              Manufacturers and
                                                      Traders Trust Company

John L. Pett                    Executive Officer     Executive Vice President
One Fountain Plaza                                    and Chief Credit
9th Floor                                             Officer,
Buffalo, NY  14203-1495                               Manufacturers and
                                                      Traders Trust Company
and M&T Bank Corporation

Michael P. Pinto                Executive Officer     Executive Vice President
One M&T Plaza                                         and Chief Financial
19th Floor                                            Officer, Manufacturers
Buffalo, NY  14203-2399                               and Traders Trust
                                                      Company and M&T Bank
                                                      Corporation

Melinda R. Rich                 Director              President,
P.O. Box 245                                          Rich Entertainment
Buffalo, NY  14240-0245                               Group

Robert E. Sadler, Jr.           Director and          President, Manufacturers
One M&T Plaza                   Executive Officer     and Traders Trust
19th Floor                                            Company and
Buffalo, NY  14203-2399                               Executive Vice
President, M&T Bank
                                                      Corporation

John L. Vensel                  Director              Chairman and Chief Executive
P.O. Box 977                                          Officer, Crucible Materials
Syracuse, NY 13201-0977                               Corporation

Herbert L. Washington           Director              President,
3280 Monroe Avenue                                    H.L.W. Fast Track, Inc.
Rochester, NY  14618-4608

Christine B. Whitman            Director              President and Chief
525 Lee Road                                          Operating Officer,
Rochester, NY 14606-4236                              Vecco Instrument, Inc.

Robert G. Wilmers               Director and          President and Chief
One M&T Plaza                   Executive Officer     Executive Officer,
19th Floor                                            M&T Bank Corporation;
Buffalo, NY  14203-2399                               and Chairman of the
Board and Chief
Executive Officer,                                                Manufacturers
and                                                               Traders Trust
Company

Item 27.  Principal Underwriters:
          -----------------------

(a)   Federated Securities Corp. the Distributor for shares of the
Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCMI Funds; Edward D. Jones
& Co. Daily Passport Cash Trust; Federated Limited Duration Government
Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund;
Federated Core Trust; Federated Equity Funds; Federated Equity Income
Fund, Inc.; Federated Fixed Income Securities, Inc.;
Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust;
Federated Government Income Securities, Inc.; Federated High Income Bond
Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust;
Federated Income Trust; Federated Index Trust; Federated Institutional
Trust; Federated Insurance Series; Federated International Series, Inc.;
Federated Investment Series Funds, Inc.; Federated Managed Allocation
Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated
Municipal Securities Fund, Inc.; Federated Municipal Securities Income
Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond
Fund, Inc.; Federated Stock Trust; Federated Total Return Series, Inc.;
Federated U.S. Government Bond Fund; Federated U.S. Government Securities
Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years;
Federated Total Return Government Bond Fund; Federated Utility Fund, Inc.;
Federated World Investment Series, Inc.; FirstMerit Funds; Hibernia Funds;
Independence One Mutual Funds; Intermediate Municipal Trust; Marshall
Funds; Money Market Obligations Trust; Regions Morgan Keegan Select Funds;
RIGGS Funds; SouthTrust Funds; Wachovia Variable Insurance Funds; The
Wachovia Funds; The Wachovia Municipal Funds; and Vision Group of Funds.

         (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------         ------------------      ---------------------

Chairman:                     Richard B. Fisher

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              Ernest G. Anderson
                              Teresa M. Antoszyk
                              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Timothy Franklin
                              Joseph D. Gibbons
                              John K. Goettlicher
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              H. Joseph Kennedy
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinley
                              Amy Michalisyn
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Eugene B. Reed
                              Christopher Renwick
                              John Rogers
                              Brian S. Ronayne
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              Greg Spralding
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

Assistant Vice Presidents:    Lisa Arcuri
                              Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              John T. Glickson
                              Ernest L. Linane
                              Renee L. Martin
                              Lynn Sherwood-Long

Secretary:                    Kirk A. Montgomery

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Thomas R. Donahue
                              Timothy S. Johnson
                              Victor R. Siclari

The business address of each of the Officers of Federated Securities Corp.
is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
Pennsylvania 15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:
            ---------------------------------

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

VISION Group of Funds                       Federated Investors Tower
                                            1001 Liberty Avenue
                                            Pittsburgh, Pennsylvania  15222-3779
                                            (Notices should be sent to the Agent
      for Service at the above address)

                                           5800 Corporate Drive,
                                            Pittsburgh, Pennsylvania 15237-7010

Federated Shareholder                       P.O. Box 8600
Services Company                            Boston, Massachusetts  02266-8600
("Transfer Agent, Dividend
Disbursing Agent")

Federated Services Company                 Federated Investors Tower
("Co-Administrator")                       1001 Libery Avenue
                                           Pittsburgh, Pennsylvania  15222-3779

M&T Securities, Inc.                      One M&T Plaza
("Co-Administrator")                     Buffalo, New York 14240

M&T Asset Management, a department of     One M&T Plaza
Manufacturers and Traders Trust            Buffalo, New York  14240
Company
("Adviser")

Federated Investment Management Company   Federated Investors Tower
("Sub-Adviser" to the Vision New          1001 Liberty Avenue
York Tax-Free Money Market Fund only)     Pittsburgh, Pennsylvania  15222-3779

Independence Investment LLC               53 State Street
("Sub-Adviser" to the Vision Mid Cap       Boston, Massachusetts 02109
Stock Fund only)

Montag & Caldwell, Inc.                   3455 Peachtree Road, N.E.
("Sub-Adviser" to the Vision Large        Suite 1200
Cap Growth Fund only)                     Atlanta, Georgia 30326-3248

Brinson Partners, Inc.                    209 South LaSalle Street
("Sub-Adviser" to the Vision              Chicago, Illinois 60604
International Equity Fund only)

LSV Asset Management                      200 West Madison Street
("Sub-Adviser" to the Vision              Suite 2780
Small Cap Stock Fund only)                Chicago, Illinois 60806

Mazama Capital Management, Inc.           One SW Columbia Street
("Sub-Adviser" to the Vision              Suite 1860
Small Cap Stock Fund only)                Portland, OR 97258

State Street Bank and Trust Company       P.O. Box 8609
("Custodian")                             Boston, Massachusetts 02266-8609

Item 29.    Management Services:  Not applicable.
            --------------------

Item 30.    Undertakings:
            -------------

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of
            Trustees/Directors and the calling of special shareholder meetings by shareholders.

                                SIGNATURES

    Pursuant  to the  requirements  of the  Securities  Act of 1933 and the
Investment  Company Act of 1940,  the  Registrant,  VISION  GROUP OF FUNDS,
has duly caused this Amendment to its  Registration  Statement to be signed on its behalf by the undersigned,  thereto duly authorized,  in the City of
Pittsburgh and Commonwealth of Pennsylvania, on the 3rd day of April, 2002.

                           VISION GROUP OF FUNDS

                  BY: /s/ C. Grant Anderson
                  C. Grant Anderson, Secretary
                  Attorney in Fact for Edward C. Gonzales
                  April 3, 2002

    Pursuant to the requirements of the Securities Act of 1933, this
Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/ C. Grant Anderson
    C. Grant Anderson             Attorney In Fact          April 3, 2002
    SECRETARY                     For the Persons
                                  Listed Below

    NAME                            TITLE

Edward C. Gonzales*               Chairman and Treasurer
                                  (Chief Executive Officer
                                  and Principal Financial and
                                  Accounting Officer)

Randall I. Benderson*             Trustee

Joseph J. Castiglia*              Trustee

John S. Cramer*                   Trustee

Mark J. Czarnecki*                Trustee

Daniel R. Gernatt, Jr.*           Trustee

George K. Hambleton, Jr.*         Trustee

* By Power of Attorney